UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA	19087
(Address of chief executive offices)	(Zip code)

Richard J. Flannery

President and Chief Executive Officer

TIFF Investment Program, Inc.

170 N. Radnor Chester Road, Suite 300,

Radnor, PA 19087

with a copy to:

Bruce G. Leto

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	610.684.8000

Date of fiscal year end:	12/31/14

Date of reporting period:	01/01/14 – 06/30/14

Item 1. Reports to Stockholders.

TIFF Investment Program, Inc.
2014 Semi-Annual Report	JUNE 30, 2014 (Unaudited)

About TIFF

The Investment Fund for Foundations (TIFF), founded in 1991, is a not-for-profit organization that seeks to improve the investment returns of endowed non-profits by making available to them a series of multi-manager investment strategies, plus resources aimed at enhancing fiduciaries’ knowledge of investing.

TIFF Mutual Funds

TIFF Investment Program, Inc. (TIP) is comprised of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of two mutual funds at present: TIFF Multi-Asset Fund (MAF) and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the all-important task of asset allocation. With respect to STF, TAS is responsible for the day-to-day management of all of the fund’s assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2014. Additional information regarding the performance of the mutual funds described herein has been provided to members via the TIFF Multi-Asset Fund quarterly reports and at www.tiff.org for STF reporting.

For Further Information

As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 29, 2014

Copyright © 2014 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund
June 30, 2014
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Including Interest and Dividend Expense**			Excluding Interest and Dividend Expense**
	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expense Paid During the Period* 1/1/14 – 6/30/14	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expense Paid During the Period* 1/1/14 – 6/30/14
1) Actual	$1,000.00	$1,039.80	$6.63	$1,000.00	$1,039.80	$4.60
2) Hypothetical	$1,000.00	$1,018.30	$6.56	$1,000.00	$1,020.28	$4.56
*	Expenses are equal to the fund’s annualized expense ratio of 1.31% (calculated over a six month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.91%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
**	Interest expense is interest paid on securities sold short and reverse repurchase agreements (see Note 7); dividend expense is dividends paid on securities sold short.

TIFF Multi-Asset Fund
June 30, 2014
Financial Highlights

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
For a share outstanding throughout each period
Net asset value, beginning of period	$16.26	$15.80	$14.54	$15.55	$14.39	$11.70
Income (loss) from investment operations
Net investment income (a)	0.06	0.01 (b)	0.17	0.26	0.19	0.18
Net realized and unrealized gain (loss) on investments	0.58	2.15	1.84	(0.54)	1.67	3.10
Total from investment operations	0.64	2.16	2.01	(0.28)	1.86	3.28
Less distributions from
Net investment income	(0.08)	(0.17)	(0.30)	(0.07)	(0.70)	(0.61)
Net realized gains	(0.07)	(1.55)	(0.47)	(0.54)	(0.01)	—
Return of capital	—	—	—	(0.13)	—	—
Total distributions	(0.15)	(1.72)	(0.77)	(0.74)	(0.71)	(0.61)
Entry/exit fee per share (a)	0.00 (c)	0.02	0.02	0.01	0.01	0.02
Net asset value, end of period	$16.75	$16.26	$15.80	$14.54	$15.55	$14.39
Total return (d)	3.98%(e)	14.02%	14.00%	(1.70)%	13.18%	28.75%
Ratios/supplemental data
Net assets, end of period (000s)	$6,051,844	$5,770,761	$4,923,265	$4,164,070	$3,876,799	$3,060,722
Ratio of expenses to average net assets, before waivers (f)	1.31%(g)	1.31%	0.94%	0.67%	0.81%	0.65%
Ratio of expenses to average net assets, after waivers (f)	1.31%(g)	1.31%(b)	0.94%	0.67%	0.81%	0.65%
Ratio of expenses to average net assets, excluding interest and dividend expense (f)	0.91%(g)	0.90%	0.81%	0.61%	0.76%	0.60%
Ratio of net investment income to average net assets	0.73%(g)	0.06%(b)	1.07%	1.66%	1.28%	1.40%
Portfolio turnover	59%	106%	54%	42%	48%	90%

(a)	Calculation based on average shares outstanding.
(b)	Net of fees and expenses waived. An expense waiver was in place for only a portion of 2013. The impact of the fee waiver as a ratio to average net assets was 0.00%.
(c)	Rounds to less than $0.01.
(d)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(e)	Not annualized.
(f)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
(g)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
June 30, 2014
Summary Schedule of Investments (Unaudited)

Short-Term Investments	32.1%
Foreign Common Stocks	24.5%
US Common Stocks	21.6%
US Treasury Bonds/Notes	14.2%
Private Investment Funds	10.3%
Exchange-Traded Funds (ETFs)	6.2%
Mortgage-Backed Securities	1.6%
Mutual Funds	0.8%
Asset-Backed Securities	0.8%
Participation Notes	0.3%
Preferred Stocks	0.2%
Rights	0.0%
Warrants	0.0%
Corporate Bonds	0.0%
Total Investments	112.6%
Securities Sold Short	(13.0)%
Other Assets in Excess of Liabilities	0.4%
Net Assets	100.0%

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Shares	Value
Investments — 112.6% of net assets
Common Stocks — 46.1%
US Common Stocks — 21.6%
Aerospace & Defense — 0.3%
Exelis, Inc.	560,482	$9,516,985
GenCorp, Inc. (a)	189,752	3,624,263
Honeywell International, Inc.	1,933	179,672
L-3 Communications Holdings, Inc.	17,500	2,113,125
Lockheed Martin Corp.	13,700	2,202,001
Northrop Grumman Corp.	16,300	1,949,969
United Technologies Corp.	1,216	140,387
		19,726,402
Air Freight & Logistics — 0.2%
FedEx Corp.	96,850	14,661,153
United Parcel Service, Inc. (UPS), Class B	1,367	140,336
		14,801,489
Airlines — 0.8%
American Airlines Group, Inc. (a)	121,057	5,200,609
AMR Corp. (a)(b)(c)(d)	260,322	505,024
Delta Air Lines, Inc.	938,522	36,339,572
Southwest Airlines Co.	74,700	2,006,442
United Continental Holdings, Inc. (a)	31,028	1,274,320
		45,325,967
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)	67,000	1,861,260
Lear Corp.	3,640	325,125
		2,186,385
Automobiles — 0.1%
General Motors Co.	131,370	4,768,731
Beverages — 0.3%
Coca-Cola Co. (The)	181	7,667
Coca-Cola Enterprises, Inc.	41,800	1,997,204
Constellation Brands, Inc., Class A (a)	57,054	5,028,169
Dr Pepper Snapple Group, Inc.	170,911	10,011,966
Monster Beverage Corp. (a)	25,700	1,825,471
PepsiCo, Inc.	299	26,713
		18,897,190
Biotechnology — 0.2%
Alexion Pharmaceuticals, Inc. (a)	10,400	1,625,000
Amgen, Inc.	822	97,300
Biogen Idec, Inc. (a)	7,700	2,427,887
Celgene Corp. (a)	29,000	2,490,520
Gilead Sciences, Inc. (a)	32,408	2,686,947
		9,327,654
Building Products — 0.2%
USG Corp. (a)	316,000	9,521,080
Capital Markets — 0.3%
Ameriprise Financial, Inc.	3,207	384,840
Bank of New York Mellon Corp. (The)	160,300	6,008,044
Goldman Sachs Group, Inc. (The)	26,639	4,460,434
Northern Trust Corp.	130,200	8,360,142
		19,213,460

	Number of Shares	Value
Chemicals — 0.5%
Air Products & Chemicals, Inc.	23,030	$2,962,119
Axiall Corp.	202,900	9,591,083
Calgon Carbon Corp. (a)	346,100	7,728,413
CF Industries Holdings, Inc.	7,500	1,803,975
Eastman Chemical Co.	22,922	2,002,237
EI du Pont de Nemours & Co.	2,176	142,397
Monsanto Co.	17,471	2,179,332
Taminco Corp. (a)	47,599	1,107,153
WR Grace & Co. (a)	57,787	5,462,605
		32,979,314
Commercial Banks — 0.5%
Comerica, Inc.	13,700	687,192
Fifth Third Bancorp	21,200	452,620
KeyCorp	133,800	1,917,354
Wells Fargo & Co.	520,626	27,364,103
		30,421,269
Commercial Services & Supplies — 0.7%
ADT Corp. (The)	279,685	9,772,194
Covanta Holding Corp.	255,099	5,257,590
Iron Mountain, Inc.	623,754	22,112,079
KAR Auction Services, Inc.	116,710	3,719,548
		40,861,411
Communications Equipment — 0.1%
Cisco Systems, Inc.	3,912	97,213
Harris Corp.	11,600	878,700
Motorola Solutions, Inc.	71,772	4,777,862
QUALCOMM, Inc.	32,684	2,588,573
		8,342,348
Computers & Peripherals — 0.3%
Apple, Inc.	79,802	7,416,000
EMC Corp.	214,600	5,652,564
SanDisk Corp.	37,072	3,871,429
Western Digital Corp.	21,900	2,021,370
		18,961,363
Construction & Engineering — 0.0%
Fluor Corp.	17,800	1,368,820
Consumer Finance — 0.1%
American Express Co.	35,665	3,383,539
Capital One Financial Corp.	29,400	2,428,440
Discover Financial Services	34,100	2,113,518
		7,925,497
Containers & Packaging — 0.2%
Avery Dennison Corp.	83,700	4,289,625
Sealed Air Corp.	152,462	5,209,627
		9,499,252
Diversified Financial Services — 0.7%
Citigroup, Inc.	2,795	131,644
JPMorgan Chase & Co.	699,345	40,296,259
		40,427,903
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	191,337	6,765,676
CenturyLink, Inc.	51,900	1,878,780

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Shares	Value
tw telecom, Inc. (a)	397,400	$16,019,194
Verizon Communications, Inc.	478,432	23,409,678
		48,073,328
Electric Utilities — 0.1%
Duke Energy Corp.	500	37,095
Edison International	34,000	1,975,740
Entergy Corp.	13,600	1,116,424
		3,129,259
Electrical Equipment — 0.1%
Emerson Electric Co.	4,108	272,607
GrafTech International, Ltd. (a)	555,300	5,808,438
		6,081,045
Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc. (a)	374,426	5,238,220
Knowles Corp. (a)	297,294	9,138,817
OSI Systems, Inc. (a)	9,329	622,711
		14,999,748
Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	29,500	2,196,275
Halliburton Co.	104,372	7,411,456
Schlumberger, Ltd.	1,811	213,607
		9,821,338
Food & Staples Retailing — 0.7%
CVS Caremark Corp.	2,215	166,945
Kroger Co. (The)	41,900	2,071,117
Sysco Corp.	218,500	8,182,825
Wal-Mart Stores, Inc.	358,748	26,931,212
Whole Foods Market, Inc.	111,396	4,303,227
		41,655,326
Food Products — 0.6%
Archer-Daniels-Midland Co.	33,800	1,490,918
ConAgra Foods, Inc.	261,400	7,758,352
Hershey Co. (The)	13,400	1,304,758
Ingredion, Inc.	104,000	7,804,160
Kraft Foods Group, Inc.	90,466	5,423,437
Mondelez International, Inc.	262,202	9,861,417
Tyson Foods, Inc., Class A	52,500	1,970,850
WhiteWave Foods Co. (a)	61,391	1,987,227
		37,601,119
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	103,200	7,461,360
Medtronic, Inc.	1,560	99,466
		7,560,826
Health Care Providers & Services — 0.6%
AmerisourceBergen Corp.	25,200	1,831,032
BioScrip, Inc. (a)	295,106	2,461,184
Cardinal Health, Inc.	28,900	1,981,384
CIGNA Corp.	17,400	1,600,278
Community Health Systems, Inc. (a)	95,828	4,347,717
Express Scripts Holding Co. (a)	30,900	2,142,297
HCA Holdings, Inc. (a)	9,500	535,610
Humana, Inc.	10,000	1,277,200
McKesson Corp.	12,000	2,234,520
UnitedHealth Group, Inc.	101,323	8,283,155

	Number of Shares	Value
VCA Antech, Inc. (a)	250,143	$8,777,518
		35,471,895
Hotels, Restaurants & Leisure — 0.7%
Bally Technologies, Inc. (a)	58,000	3,811,760
Carnival Corp.	184,400	6,942,660
Ignite Restaurant Group, Inc. (a)	81,944	1,193,105
Jack in the Box, Inc.	65,026	3,891,156
Jamba, Inc. (a)	172,828	2,091,219
La Quinta Holdings, Inc. (a)	358,200	6,855,948
Life Time Fitness, Inc. (a)	40,644	1,980,988
Royal Caribbean Cruises, Ltd.	61,246	3,405,277
SeaWorld Entertainment, Inc.	69,814	1,977,831
Wyndham Worldwide Corp.	8,000	605,760
Yum! Brands, Inc.	95,800	7,778,960
		40,534,664
Household Durables — 0.2%
Beazer Homes USA, Inc. (a)	348,880	7,319,502
Whirlpool Corp.	12,900	1,795,938
		9,115,440
Household Products — 0.1%
Kimberly-Clark Corp.	1,572	174,838
Procter & Gamble Co. (The)	55,184	4,336,910
		4,511,748
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	113,600	1,766,480
Dynegy, Inc. (a)	92,563	3,221,192
		4,987,672
Industrial Conglomerates — 0.0%
3M Co.	1,287	184,350
General Electric Co.	5,951	156,392
		340,742
Insurance — 0.6%
Allstate Corp. (The)	37,200	2,184,384
American International Group, Inc.	48,600	2,652,588
Assurant, Inc.	18,570	1,217,264
Berkshire Hathaway, Inc., Class B (a)	877	110,993
Chubb Corp.	13,300	1,225,861
Everest Re Group, Ltd.	71,600	11,491,084
Genworth Financial, Inc., Class A (a)	110,300	1,919,220
Loews Corp.	215,000	9,462,150
Travelers Companies, Inc. (The)	26,220	2,466,515
Unum Group	32,000	1,112,320
		33,842,379
Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	74,449	24,179,546
Expedia, Inc.	13,300	1,047,508
Netflix, Inc. (a)	30,768	13,556,381
		38,783,435
Internet Software & Services — 0.9%
Facebook, Inc. (a)	17,800	1,197,762
Google, Inc., Class A (a)	34,116	19,946,602
Google, Inc., Class C (a)	29,652	17,058,203
LinkedIn Corp. (a)	63,335	10,860,052
Twitter, Inc. (a)	59,432	2,434,929

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Shares	Value
VeriSign, Inc. (a)	32,800	$1,600,968
		53,098,516
IT Services — 0.4%
Amdocs, Ltd.	18,120	839,499
Cognizant Technology Solutions Corp. (a)	90,982	4,449,930
Computer Sciences Corp.	23,400	1,478,880
International Business Machines Corp. (IBM)	95,114	17,241,315
Lionbridge Technologies, Inc. (a)	438,617	2,605,385
Mastercard, Inc.	1,603	117,772
		26,732,781
Leisure Equipment & Products — 0.0%
Polaris Industries, Inc.	13,400	1,745,216
Life Sciences Tools & Services — 0.2%
PerkinElmer, Inc.	204,050	9,557,702
Thermo Fisher Scientific, Inc.	1,469	173,342
		9,731,044
Machinery — 0.3%
Actuant Corp.	186,300	6,440,391
Caterpillar, Inc.	2,240	243,421
Lindsay Corp.	113,000	9,545,110
Meritor, Inc. (a)	281,312	3,668,308
		19,897,230
Media — 2.2%
Cablevision Systems Corp.	548,936	9,688,720
CBS Corp., Class B	92,620	5,755,407
CBS Outdoor Americas, Inc.	200,200	6,542,536
Comcast Corp., Class A	834,185	44,779,051
DIRECTV (a)	27,200	2,312,272
Gray Television, Inc. (a)	320,577	4,209,176
Live Nation, Inc. (a)	243,338	6,008,015
McGraw-Hill Companies, Inc. (The)	25,200	2,092,356
News Corp., Class A (a)	246,800	4,427,592
News Corp., Class B (a)	356,000	6,212,200
Sinclair Broadcast Group, Inc.	277,859	9,655,600
Time Warner, Inc.	2,155	151,389
Time, Inc. (a)	469	11,353
Twenty-First Century Fox, Inc.	158,919	5,586,003
Viacom, Inc.	16,400	1,422,372
Walt Disney Co. (The)	271,000	23,235,540
		132,089,582
Metals & Mining — 0.2%
Compass Minerals International, Inc.	100,100	9,583,574
United States Steel Corp.	71,700	1,867,068
		11,450,642
Multi-Utilities — 0.0%
Wisconsin Energy Corp.	7,591	356,170
Multiline Retail — 0.1%
J.C. Penney Co., Inc. (a)	376,300	3,405,515
Macy's, Inc.	33,300	1,932,066
		5,337,581
Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp.	597,100	18,557,868
ConocoPhillips Co.	25,545	2,189,973

	Number of Shares	Value
Exxon Mobil Corp.	4,655	$468,665
Harvest Natural Resources, Inc. (a)	443,434	2,212,736
Marathon Oil Corp.	47,600	1,900,192
Marathon Petroleum Corp.	23,530	1,836,987
Murphy Oil Corp.	90,700	6,029,736
Occidental Petroleum Corp.	2,109	216,447
Tesoro Corp.	35,000	2,053,450
Valero Energy Corp.	35,300	1,768,530
WPX Energy, Inc. (a)	398,200	9,520,962
		46,755,546
Pharmaceuticals — 0.2%
AbbVie, Inc.	2,587	146,010
Bristol-Myers Squibb Co.	1,662	80,624
Johnson & Johnson	254	26,574
Merck & Co., Inc.	104,944	6,071,010
Pfizer, Inc.	179,473	5,326,759
		11,650,977
Real Estate — 0.1%
CBRE Group, Inc. (a)	30,360	972,734
Realogy Holdings Corp. (a)	122,467	4,618,231
		5,590,965
Real Estate Investment Trusts (REITs) — 2.6%
Alexander's, Inc.	31,963	11,809,369
Camden Property Trust	90,446	6,435,233
CBL & Associates Properties, Inc.	1,963,300	37,302,700
DCT Industrial Trust, Inc.	768,100	6,306,101
DDR Corp.	367,900	6,486,077
Douglas Emmett, Inc.	225,700	6,369,254
DuPont Fabros Technology, Inc.	257,500	6,942,200
Education Realty Trust, Inc.	923,800	9,921,612
Gramercy Property Trust, Inc.	952,900	5,765,045
Highwoods Properties, Inc.	393,967	16,526,916
Post Properties, Inc.	124,600	6,661,116
PulteGroup, Inc.	165,900	3,344,544
Simon Property Group, Inc.	1,511	251,249
SL Green Realty Corp.	58,700	6,422,367
Starwood Property Trust, Inc.	186,853	4,441,496
Starwood Waypoint Residential Trust (a)	55,700	1,459,897
Ventas, Inc.	154,600	9,909,860
Vornado Realty Trust	121,100	12,925,003
Washington Prime Group, Inc. (a)	1,023	19,171
		159,299,210
Real Estate Management & Development — 0.0%
TRI Pointe Homes, Inc. (a)	85,600	1,345,632
Road & Rail — 0.0%
Union Pacific Corp.	13,606	1,357,199
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc. (a)	703,200	9,665,484
Intel Corp.	295,005	9,115,654
Lam Research Corp.	29,500	1,993,610
NVIDIA Corp.	20,700	383,778
SunEdison, Inc. (a)	169,608	3,833,141
Texas Instruments, Inc.	3,152	150,634
		25,142,301

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Shares	Value
Software — 0.5%
Cadence Design Systems, Inc. (a)	243,747	$4,263,135
Microsoft Corp.	395,709	16,501,065
MicroStrategy, Inc., Class A (a)	28,659	4,030,029
Oracle Corp.	183,615	7,441,916
Verint Systems, Inc. (a)	4,227	207,334
		32,443,479
Specialty Retail — 0.9%
Aaron's, Inc.	265,400	9,458,856
Best Buy Co., Inc.	15,400	477,554
CST Brands, Inc.	277,600	9,577,200
Destination XL Group, Inc. (a)	358,561	1,975,671
Dick's Sporting Goods, Inc.	96,623	4,498,767
Home Depot, Inc. (The)	1,073	86,870
L Brands, Inc.	170,803	10,019,304
Office Depot, Inc. (a)	1,179,614	6,712,004
Penske Automotive Group, Inc.	70,650	3,497,175
Pep Boys-Manny Moe & Jack (The) (a)	511,459	5,861,320
TJX Companies, Inc. (The)	1,519	80,735
		52,245,456
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc. (a)	11,998	485,679
Michael Kors Holdings, Ltd. (a)	13,300	1,179,045
Nike, Inc.	408,510	31,679,951
		33,344,675
Thrifts & Mortgage Finance — 0.0%
Ladder Capital Corp., Class A (a)	147,044	2,657,085
Washington Mutual, Inc. (a) (c) (d)	33,600	—
		2,657,085
Tobacco — 0.0%
Altria Group, Inc.	383	16,063
Lorillard, Inc.	34,900	2,127,853
Philip Morris International, Inc.	8,362	705,000
		2,848,916
Trading Companies & Distributors — 0.0%
United Rentals, Inc. (a)	9,600	1,005,408
Total US Common Stocks (Cost $1,072,306,981)		1,307,191,110
Foreign Common Stocks — 24.5%
Australia — 0.7%
ALS, Ltd.	22,527	188,306
Alumina, Ltd. (a)	385,654	491,392
Amcor, Ltd.	20,037	197,176
Ansell, Ltd.	3,243	60,681
BHP Billiton, Ltd.	13,983	477,710
BlueScope Steel, Ltd. (a)	85,644	437,540
Coca-Cola Amatil, Ltd.	77,337	689,564
Fairfax Media, Ltd.	482,528	411,654
Goodman Fielder, Ltd.	239,470	153,512
Iluka Resources, Ltd.	40,482	310,657
Metcash, Ltd.	80,648	200,863
Mineral Resources, Ltd.	518,800	4,695,968
Orica, Ltd.	16,287	299,445
Premier Investments, Ltd.	4,218	33,801

	Number of Shares	Value
QBE Insurance Group, Ltd. – ASE Shares	282,341	$2,895,780
SAI Global, Ltd.	41,795	201,438
Santos, Ltd.	12,946	174,204
Scentre Group (a)	6,496,726	19,603,473
Sigma Pharmaceuticals, Ltd.	383,314	264,011
Toll Holdings, Ltd.	69,685	335,360
Transpacific Industries Group, Ltd. (a)	292,552	279,925
Westfield Corp. – REIT	1,450,998	9,788,106
Wotif.com Holdings, Ltd.	26,802	61,480
		42,252,046
Austria — 0.2%
Andritz AG	5,107	294,809
CA Immobilien Anlagen AG (a)	175,100	3,315,381
Conwert Immobilien Invest SE	460,200	5,460,479
Oesterreichische Post AG	10,728	532,911
Wienerberger AG	32,305	541,064
		10,144,644
Belgium — 0.0%
Ageas, Strip VVPR (a) (d)	1,966	3
Anheuser-Busch InBev NV	18,136	2,084,571
		2,084,574
Brazil — 0.3%
B2W Cia Digital (a)	227,300	2,880,471
Brasil Pharma SA (a)	736,483	1,229,971
EDP – Energias do Brasil SA	983,900	4,831,552
Grupo BTG Pactual (UNIT)	106,400	1,656,556
LPS Brasil Consultoria de Imoveis SA	214,300	969,903
MRV Engenharia e Participacoes SA	802,900	2,710,855
Totvs SA	178,900	3,076,805
		17,356,113
Canada — 0.3%
Dollarama, Inc.	9,744	802,221
Fairfax Financial Holdings, Ltd.	11,900	5,645,488
Hudson's Bay Co.	3,801	60,236
Magna International, Inc.	19,700	2,122,675
Maple Leaf Foods, Inc. – TSE Shares	61,675	1,147,899
Maple Leaf Foods, Inc. – OTC Shares	228,469	4,245,297
Peyto Exploration & Development Corp.	100,121	3,782,276
Suncor Energy, Inc.	12,200	520,086
		18,326,178
Chile — 0.1%
Cia Cervecerias Unidas SA	246,535	2,891,960
Cia Cervecerias Unidas SA – ADR	5,694	133,353
Enersis SA – SPADR	201,900	3,402,015
Quinenco SA	197,730	409,394
Sociedad Quimica y Minera de Chile SA – SPADR	42,972	1,259,509
		8,096,231
China — 0.6%
Ajisen China Holdings, Ltd.	640,000	497,759
Baidu, Inc. – SPADR (a)	40,916	7,643,518
Belle International Holdings, Ltd.	2,561,000	2,841,297
China Resources Enterprise, Ltd.	2,244,122	6,258,984

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Shares	Value
China Shenhua Energy Co., Ltd.	669,000	$1,935,214
China XD Plastics Co., Ltd. (a)	20,451	171,584
Goodbaby International Holdings, Ltd.	40,000	19,718
Li Ning Co., Ltd. (a)	3,901,000	3,127,913
Mindray Medical International, Ltd. – ADR	198,928	6,266,232
Shui On Land, Ltd.	10,321,333	2,517,323
Travelsky Technology, Ltd.	695,000	639,381
Tsingtao Brewery Co., Ltd., Class H	394,000	3,084,451
Yongye International, Inc. (a)	73,644	516,245
		35,519,619
Colombia — 0.0%
Bancolombia SA – SPADR	50,300	2,907,340
Czech Republic — 0.0%
Komercni Banka AS	5,074	1,167,103
Denmark — 0.2%
Carlsberg A/S, Class B	11,779	1,268,700
Coloplast A/S, Class B	48,820	4,417,164
Danske Bank A/S	7,357	208,045
GN Store Nord A/S (GN Great Nordic)	67,355	1,929,878
Novo Nordisk A/S, Class B	28,350	1,308,710
Topdanmark A/S (a)	9,155	278,839
Vestas Wind Systems A/S (a)	73,451	3,709,448
William Demant Holding A/S (a)	12,027	1,092,036
		14,212,820
Finland — 0.2%
Cargotec Oyj, Class B	3,528	134,281
Metso Oyj	22,729	861,136
Outokumpu Oyj (a)	1,989	20,025
Sampo Oyj, Class A	64,231	3,251,115
Tikkurila Oyj (d)	306,675	8,388,012
Valmet Corp.	22,685	271,204
Wartsila Corp.	9,206	456,282
		13,382,055
France — 0.9%
Air France-KLM SA (a)	66,702	838,750
AXA SA	41,917	1,000,340
BNP Paribas SA	23,056	1,564,334
Carrefour SA	10,318	380,276
Edenred SA	13,827	418,971
Eurofins Scientific	2,675	822,217
France Telecom SA	184,910	2,914,122
GDF Suez, Strip VVPR (a) (d)	9,765	13
Groupe Eurotunnel SA	70,411	953,200
Imerys SA	1,795	151,482
Lafarge SA	171,800	14,915,686
Legrand SA	26,067	1,593,529
Neopost SA	10,398	778,841
SA des Ciments Vicat	3,807	332,482
Safran SA	118,838	7,776,085
Sanofi SA	110,001	11,700,036
Technip SA	1,931	211,515
Thales SA	6,451	389,862
Total SA	142,050	10,263,172

	Number of Shares	Value
Vallourec SA	8,997	$402,700
		57,407,613
Germany — 0.6%
Adidas AG	2,201	222,942
Alstria Office AG – REIT	719,134	9,524,185
Axel Springer AG	2,633	162,005
BASF SE	21,900	2,549,990
Bayerische Motoren Werke AG	14,631	1,855,841
Brenntag AG	173	30,914
CTS Eventim AG	5,114	145,971
Deutsche Bank AG	4	141
Deutsche Telekom AG	561,181	9,836,247
E.ON AG	30,462	629,017
Fielmann AG	2,012	290,138
Fresenius Medical Care AG & Co.	30,228	2,034,134
GEA Group AG	4,958	234,842
Gerresheimer AG	1,227	84,589
Hannover Rueckversicherung AG	2,270	204,573
Hochtief AG	12,021	1,040,562
Kabel Deutschland Holding AG	3,731	546,448
SAP AG	93,316	7,207,544
TUI AG	25,656	431,888
		37,031,971
Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc	122,020	200,198
Hong Kong — 0.9%
Cheung Kong Holdings, Ltd.	851,000	15,089,841
China Mengniu Dairy Co., Ltd.	599,000	2,769,673
China Mobile, Ltd.	422,500	4,101,713
Esprit Holdings, Ltd.	569,900	808,913
First Pacific Co., Ltd.	206,000	231,788
Hong Kong & Shanghai Hotels, Ltd. (The)	52,302	74,551
Hopewell Holdings, Ltd.	1,489,000	5,179,127
Hutchison Whampoa, Ltd.	92,000	1,257,322
Jardine Matheson Holdings, Ltd.	13,200	783,079
Melco International Development, Ltd.	4,295,000	13,055,408
Sino Land Co., Ltd.	338,000	555,379
Sun Hung Kai Properties, Ltd.	476,600	6,544,535
Yingde Gases	3,001,500	3,273,033
Yip's Chemical Holdings, Ltd.	102,000	66,353
		53,790,715
India — 0.1%
Axis Bank, Ltd. – GDR	160,790	5,097,043
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	3,405,100	2,795,735
Perusahaan Gas Negara (Persero) Tbk PT	6,342,800	2,984,391
XL Axiata Tbk PT	1,615,000	694,672
		6,474,798
Ireland — 0.1%
CRH plc	4,829	123,873
DCC plc	16,199	992,605
Experian plc	60,513	1,022,042

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Shares	Value
Governor & Co. of the Bank of Ireland (The) (a)	4,621,614	$1,560,863
Independent News & Media plc (a)	421,481	90,036
Irish Bank Resolution Corp., Ltd. (a) (d)	38,180	—
Irish Continental Group plc (UNIT)	80,230	297,744
Paddy Power plc	11,012	723,627
		4,810,790
Israel — 0.2%
Check Point Software Technologies, Ltd. (a)	19,100	1,280,273
Teva Pharmaceutical Industries, Ltd. – SPADR	206,200	10,809,004
		12,089,277
Italy — 0.6%
Davide Campari-Milano SpA	21,769	188,235
Eni SpA	295,535	8,078,185
Exor SpA	225,079	9,244,973
Immobiliare Grande Distribuzione SIIQ SpA – REIT	3,340,772	5,901,026
Intesa Sanpaolo SpA	89,460	275,786
Luxottica Group SpA	35,023	2,027,019
Luxottica Group SpA – SPADR	4,764	276,121
Piaggio & C SpA (a)	2,442,835	8,688,548
Saipem SpA (a)	61,129	1,647,339
UniCredit SpA	67,174	562,628
		36,889,860
Japan — 7.5%
Alfresa Holdings Corp.	19,300	1,245,448
Asahi Diamond Industrial Co., Ltd.	1,327,800	21,089,330
Asatsu-DK, Inc.	235,700	6,375,183
Astellas Pharma, Inc.	72,600	955,702
Azbil Corp.	804,800	20,629,652
Bank of Yokohama, Ltd. (The)	69,000	397,863
BML, Inc.	597,900	23,163,174
Canon, Inc.	164,100	5,371,565
Cawachi, Ltd.	262,900	5,023,124
Chiba Bank, Ltd. (The)	73,000	516,266
Dai-ichi Life Insurance Co., Ltd. (The)	129,100	1,927,583
Daiichikosho Co., Ltd.	811,400	23,304,531
Dentsu, Inc.	19,300	787,676
Duskin Co., Ltd.	980,100	18,991,829
East Japan Railway Co.	23,100	1,821,895
FUJIFILM Holdings Corp.	80,500	2,249,531
Fujitsu, Ltd.	255,000	1,915,640
Goldcrest Co., Ltd.	152,500	3,357,738
Hakuhodo DY Holdings, Inc.	1,480,000	14,718,182
Hitachi Metals, Ltd.	40,000	606,695
Hitachi, Ltd.	329,000	2,414,425
Hoshizaki Electric Co., Ltd.	432,600	21,593,322
Isetan Mitsukoshi Holdings, Ltd.	84,200	1,099,074
ITOCHU Corp.	65,400	841,316
JX Holdings, Inc.	125,900	674,691
Kao Corp.	51,000	2,009,336
Kewpie Corp.	1,001,500	16,315,655
Kinden Corp.	27,000	262,904
Kirin Holdings Co., Ltd.	83,000	1,200,381

	Number of Shares	Value
Kurita Water Industries, Ltd.	950,100	$22,048,465
LIXIL Group Corp.	26,800	724,841
Marui Group Co., Ltd.	73,800	708,516
Matsuda Sangyo Co., Ltd.	105,000	1,300,504
Meiko Network Japan Co., Ltd.	804,400	10,289,535
Miraca Holdings, Inc.	370,300	17,964,116
Mitsubishi Corp.	74,600	1,554,060
Mitsubishi Estate Co., Ltd.	33,000	816,454
Mitsubishi Heavy Industries, Ltd.	195,000	1,218,905
Mitsubishi Logistics Corp.	28,000	420,113
Mitsubishi UFJ Financial Group, Inc.	311,500	1,913,537
Mitsui Fudosan Co., Ltd.	29,400	994,211
Mizuho Financial Group, Inc.	392,200	806,217
Moshi Moshi Hotline, Inc.	1,358,900	13,397,027
MS&AD Insurance Group Holdings	70,500	1,706,948
Nakanishi, Inc.	400,200	16,449,553
Namco Bandai Holdings, Inc.	44,800	1,051,082
Nintendo Co., Ltd.	4,700	563,242
Nippon Meat Packers, Inc.	51,000	997,580
Nippon Suisan Kaisha, Ltd. (a)	87,800	271,590
Nippon Telegraph & Telephone Corp.	54,900	3,428,831
NKSJ Holdings, Inc.	26,500	715,317
NSD Co., Ltd.	662,700	8,730,154
NTT Data Corp.	34,500	1,327,569
NTT DoCoMo, Inc.	210,200	3,598,319
Obayashi Corp.	200,000	1,429,774
Onward Holdings Co., Ltd.	62,000	445,496
Otsuka Holdings Co., Ltd.	15,800	490,368
Resona Holdings, Inc.	247,600	1,444,894
Sanrio Co., Ltd.	502,400	14,608,388
Secom Co., Ltd.	361,700	22,139,712
Sega Sammy Holdings, Inc.	25,400	500,657
Sekisui House, Ltd.	90,000	1,236,490
Seven & I Holdings Co., Ltd.	116,100	4,899,451
Seven Bank, Ltd.	5,465,900	22,362,766
Shimizu Corp.	126,000	893,424
Shiseido Co., Ltd.	30,600	558,472
Sumitomo Chemical Co., Ltd.	289,000	1,094,894
Sumitomo Electric Industries, Ltd.	61,500	867,291
Sumitomo Forestry Co., Ltd.	45,700	558,455
Sumitomo Mitsui Financial Group, Inc.	66,800	2,804,945
Taiyo Nippon Sanso Corp.	47,000	416,939
TOKAI Corp. – Gifu	260,700	7,230,371
Tokyo Gas Co., Ltd.	182,000	1,064,673
Toshiba Corp.	321,213	1,502,489
Toyo Seikan Kaisha, Ltd.	45,600	702,025
Toyo Suisan Kaisha, Ltd.	676,000	20,881,105
Toyota Industries Corp.	21,700	1,122,642
Toyota Motor Corp.	44,200	2,658,814
West Japan Railway Co.	22,600	996,000
Yahoo Japan Corp.	4,456,300	20,650,625
Yamada Denki Co., Ltd.	88,300	315,143
Yamato Holdings Co., Ltd.	53,100	1,099,823
ZOJIRUSHI Corp.	1,213,000	5,534,845
		454,367,368

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Shares	Value
Luxembourg — 0.1%
ArcelorMittal SA – EN Amsterdam Shares	46,968	$698,068
GAGFAH SA (a)	140,269	2,553,762
Millicom International Cellular SA	4,492	411,476
O'Key Group SA – GDR	170,413	1,565,243
Oriflame Cosmetics SA – SDR	2,064	48,098
		5,276,647
Malaysia — 0.1%
AirAsia Berhad	4,487,200	3,214,473
Mexico — 0.3%
America Movil SAB de CV, Series L – ADR	213,963	4,439,732
Fibra Uno Administracion SA de CV – REIT	1,637,300	5,740,994
Grupo Comercial Chedraui SA de CV	1,381,300	4,871,043
Grupo Financiero Santander Mexico SAB de CV – ADR	246,400	3,272,192
		18,323,961
Netherlands — 0.9%
Akzo Nobel NV	6,956	521,541
ASML Holding NV	3,034	282,356
European Aeronautic Defence and Space Co. NV	13,707	919,986
Heineken NV	22,253	1,597,680
Koninklijke (Royal) KPN NV (a)	242,495	883,009
Koninklijke (Royal) Philips Electronics NV	359,068	11,382,623
Koninklijke Ahold NV	517,245	9,705,469
Koninklijke Boskalis Westminster NV – CVA	32,670	1,871,763
Koninklijke Vopak NV	91,600	4,475,555
LyondellBasell Industries NV, Class A	25,400	2,480,310
Nieuwe Steen Investments NV – REIT	1,006,100	6,336,905
OCI NV (a)	71,000	2,767,745
Randstad Holding NV	2,799	151,582
Royal Dutch Shell plc, Class A – Quote MTF Shares	271,592	11,239,900
Royal Dutch Shell plc, Class B	32,569	1,416,370
		56,032,794
New Zealand — 0.0%
Telecom Corp. of New Zealand, Ltd.	157,200	368,847
Norway — 0.2%
DNB ASA	71,090	1,298,628
Norwegian Property ASA (a)	5,495,445	6,765,231
Orkla ASA	32,148	286,183
Schibsted ASA	11,858	616,734
StatoilHydro ASA	37,145	1,145,871
		10,112,647
Philippines (The) — 0.2%
Energy Development Corp.	43,132,400	6,225,686
Lopez Holdings Corp.	12,578,328	1,542,494
Philippine Long Distance Telephone Co. – SPADR	50,600	3,409,428
		11,177,608
Poland — 0.1%
Globe Trade Centre SA (a)	1,877,500	4,865,239

	Number of Shares	Value
Russia — 0.1%
Globaltrans Investment plc – SPGDR	44,306	$507,304
LSR Group – GDR	52,029	203,069
Sberbank of Russia – SPADR – LSE Shares	329,344	3,349,429
Sberbank of Russia – SPADR – OTC Shares	9,011	91,082
		4,150,884
Singapore — 0.4%
CapitaRetail China Trust – REIT	1,758,400	2,087,280
DBS Group Holdings, Ltd.	26,465	354,834
Great Eastern Holdings, Ltd.	98,000	1,719,849
GuocoLeisure, Ltd.	147,000	133,813
K-REIT Asia – REIT	3,160,200	3,243,887
SembCorp Industries, Ltd.	1,225,000	5,263,918
Singapore Telecommunications, Ltd.	1,860,000	5,745,828
United Overseas Bank, Ltd.	227,014	4,102,811
		22,652,220
South Africa — 0.1%
African Bank Investments, Ltd.	3,640,881	2,324,595
MTN Group, Ltd.	118,815	2,500,271
Standard Bank Group, Ltd.	227,043	3,095,407
		7,920,273
South Korea — 0.9%
Hana Financial Group, Inc.	171,412	6,302,288
Hyundai Mobis Co., Ltd.	17,384	4,878,537
Hyundai Motor Co.	34,396	7,800,213
KB Financial Group, Inc.	77,684	2,706,151
Kolon Industries, Inc.	55,143	3,874,281
LG Uplus Corp.	263,460	2,399,120
Lotte Shopping Co., Ltd.	16,302	4,952,442
S-1 Corp.	53,732	4,318,596
Samsung Electronics Co., Ltd.	7,346	9,605,132
Shinhan Financial Group Co., Ltd.	159,440	7,387,706
		54,224,466
Spain — 0.8%
Acciona SA	7,224	645,235
Acerinox SA	49,269	874,796
Banco Santander SA	155,460	1,622,201
Ferrovial SA	390,600	8,689,553
Iberdrola SA	904,718	6,917,089
Inmobiliaria Colonial SA (a)	9,846,427	7,849,152
Lar Espana Real Estate socimi SA REIT (a)	447,400	5,817,172
Mediaset Espana Comunicacion SA (a)	43,495	506,426
Melia Hotels International SA	15,905	195,607
Realia Business SA (a)	2,168,100	4,556,231
Telefonica SA	390,473	6,694,536
Viscofan SA	15,874	945,750
		45,313,748
Sweden — 0.2%
Assa Abloy AB, Class B	53,883	2,738,674
Modern Times Group AB, Class B	14,832	636,887
Nordea Bank AB	46,275	652,396
Svenska Handelsbanken AB, Class A	43,457	2,124,853

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Shares	Value
Swedish Match AB	30,365	$1,053,407
Telefonaktiebolaget LM Ericsson, Class B	553,516	6,692,906
		13,899,123
Switzerland — 0.8%
ABB, Ltd. – SIX Swiss Exchange	299,477	6,910,974
Adecco SA	15,009	1,234,219
Cie Financiere Richemont SA	21,032	2,207,429
Geberit AG	6,095	2,140,438
Glencore Xstrata plc	159,492	888,718
Helvetia Holding AG	340	156,122
Holcim, Ltd. (a)	49,524	4,353,449
Logitech International SA	42,741	556,490
Nestle SA	73,785	5,717,080
Novartis AG	112,665	10,205,440
Roche Holding AG	8,733	2,605,940
Sonova Holding AG	4,044	617,274
Syngenta AG	10,348	3,866,216
TE Connectivity, Ltd.	30,400	1,879,936
UBS AG	51,190	938,010
Zurich Insurance Group AG	11,088	3,342,923
		47,620,658
Taiwan — 0.4%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	55,007	1,327,319
Delta Electronics, Inc.	572,000	4,170,002
Taiwan Semiconductor Manufacturing Co., Ltd.	2,783,229	11,724,644
Yungtay Engineering Co., Ltd.	2,240,000	5,326,450
		22,548,415
Thailand — 0.2%
Bangkok Bank PCL	414,000	2,468,576
Krung Thai Bank PCL	4,520,200	2,910,867
PTT PCL	323,900	3,173,631
Thanachart Capital PCL	3,687,000	4,004,522
		12,557,596
Turkey — 0.2%
KOC Holding AS	296,363	1,454,954
Tupras Turkiye Petrol Rafinerileri AS	244,239	5,695,514
Turkiye Garanti Bankasi AS	1,872,018	7,325,910
		14,476,378
United Kingdom — 4.9%
3i Group plc	155,085	1,065,373
Admiral Group plc	33,194	882,298
AMEC plc	351,131	7,293,192
Anglo American plc – JSE Shares	83,223	2,038,431
Anglo American plc – LSE Shares	2,345	57,287
Aon plc	121,500	10,945,935
Atrium European Real Estate, Ltd. (a)	2,147,860	12,835,115
BAE Systems plc	185,071	1,371,242
Barclays plc	375,766	1,368,794
Barratt Developments plc	34,567	220,693
Betfair Group plc	23,314	409,027
BG Group plc	406,335	8,590,452
BHP Billiton plc	44,641	1,453,479

	Number of Shares	Value
BP plc	1,452,839	$12,792,543
British American Tobacco plc	2,310	137,461
British Sky Broadcasting Group plc	21,864	337,940
BT Group plc	5,520,298	36,317,469
Bunzl plc	77,818	2,158,162
Cable & Wireless Communications plc	636,286	535,539
Capita plc	129,704	2,539,659
Carnival plc	23,488	886,238
Centrica plc	26,344	140,839
Clarkson plc	26,977	1,105,717
Close Brothers Group plc	7,991	174,588
CNH Industrial NV – ISE Shares	106,244	1,089,924
Compass Group plc (a)	156,371	2,729,740
Daily Mail & General Trust plc, Class A	31,531	448,507
Delphi Automotive plc	30,500	2,096,570
Devro plc	85,077	361,991
Diageo plc	371,714	11,832,881
G4S plc	321,130	1,401,838
GlaxoSmithKline plc	279,541	7,469,848
GVC Holdings plc	20,265	152,727
Hays plc	281,488	702,699
Homeserve plc	155,698	857,939
HSBC Holdings plc – LSE Shares	729,870	7,409,709
HSBC Holdings plc – SEHK Shares	58,377	592,354
ICAP plc	119,245	774,582
IG Group Holdings plc	60,788	611,973
IMI plc	7,749	197,053
Informa plc	143,014	1,177,071
International Consolidated Airlines Group SA (a)	4,009,809	25,383,164
International Personal Finance plc	136,229	1,374,208
Intertek Group plc	55,703	2,619,681
ITV plc	564,878	1,720,237
Jupiter Fund Management plc	71,893	491,634
Ladbrokes plc	81,894	196,250
Liberty Global plc, Class A (a)	62,892	2,781,084
Lloyds Banking Group plc (a)	32,297,309	41,072,381
Merlin Entertainments plc (a) (e)	135,531	830,240
Michael Page International plc	21,653	159,482
Millennium & Copthorne Hotels plc	19,784	197,553
Moneysupermarket.com Group plc	34,550	111,237
National Express Group plc	33,802	151,379
Northgate plc	20,851	187,158
Old Mutual plc	903,128	3,055,309
Perform Group plc (a)	50,066	199,714
Petrofac, Ltd.	6,701	137,719
Provident Financial plc	43,055	1,681,464
Punch Taverns plc (a)	18,714,179	3,041,038
Reckitt Benckiser Group plc	30,632	2,671,344
Reed Elsevier plc	966,567	15,534,778
Rexam plc	101,018	924,462
Rightmove plc	55,865	2,056,453
Rio Tinto plc	22,019	1,188,115
Rolls-Royce Holdings plc – LSE Shares	51,516	940,892
SABMiller plc	65,509	3,794,346
Sage Group plc	214,651	1,409,446
Serco Group plc	108,871	681,770

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Shares	Value
Smith & Nephew plc	13,511	$240,255
Smiths Group plc	33,501	743,129
Spectris plc	23,572	894,812
Stagecoach Group plc	154,755	994,544
Standard Chartered plc	15,925	325,440
Tesco plc	2,079,996	10,103,649
Thomas Cook Group plc (a)	440,385	1,009,419
Tui Travel plc	158,666	1,079,496
Unilever plc	285,417	12,942,293
Vodafone Group plc	205,425	686,487
Weir Group plc (The)	103,382	4,628,140
WH Smith plc	35,000	640,128
WPP plc	47,277	1,029,454
		295,474,663
Total Foreign Common Stocks (Cost $1,281,907,497)		1,483,818,996
Total Common Stocks (Cost $2,354,214,478)		2,791,010,106
Participation Notes — 0.3%
Axis Bank, Ltd., Equity Linked Notes, Expiring 03/10/16 (India) (a)(c)	145,137	4,626,592
Bank of Baroda, Ltd., Equity Linked Notes, Expiring 06/30/16 (India) (a)(c)	201,328	2,934,992
Bharti Airtel, Ltd., Equity Linked Notes, Expiring 08/01/16 (India) (a)(c)	434,959	2,429,274
CESC, Ltd., Equity Linked Notes, Expiring 03/31/17 (India) (a)(c)	799,681	9,389,026
Total Participation Notes (Cost $14,892,877)		19,379,884

	Principal Amount	Value
Corporate Bonds — 0.0%
Consumer, Cyclical — 0.0%
BB Liquidating, Inc. (c)(d)(f) (Cost $213,716) 9.000%, 09/01/12	$344,000	$—
Asset-Backed Securities — 0.8%
ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE7, Class A2D (FRN) (STEP) 0.480%, 11/25/35	255,125	247,764
American Homes 4 Rent
Ser. 2014-SFR1, Class E (e) 2.750%, 06/17/31	2,015,000	2,002,547
Ser. 2014-SFR1, Class F (e) 3.500%, 06/17/31	620,000	618,216
AmeriCredit Automobile Receivables Trust
Ser. 2010-4, Class D 4.200%, 11/08/16	150,000	154,021
Ser. 2011-3, Class D 4.040%, 07/10/17	520,000	538,296
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP) 4.780%, 06/25/35	618,086	634,954
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN) (STEP) 0.472%, 10/25/35	77,929	77,545
Colony American Homes

	Principal Amount	Value
Ser. 2014-1A, Class E (e) 3.050%, 05/17/31	$6,850,000	$6,738,571
Ser. 2014-2A, Class E (FRN) (e) 3.350%, 07/17/31	3,615,000	3,619,338
Ser. 2014-2A, Class F (FRN) (e) 3.500%, 07/17/31	3,910,000	3,909,998
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP) 0.712%, 04/25/34	293,688	273,231
Ser. 2004-12, Class MV3 (FRN) (STEP) 0.810%, 03/25/35	2,400,000	2,345,798
Credit Based Asset Servicing, Ser. 2005-CB6, Class A3 (STEP) 4.279%, 07/25/35	2,059,062	1,964,245
DSLA Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP) 1.255%, 07/19/44	69,482	59,651
GE-WMC Asset-Backed Pass-Through Certificates, Ser. 2005-2, Class A2C (FRN) (STEP) 0.402%, 12/25/35	3,910,475	3,301,829
GSAA Home Equity Trust
Ser. 2006-8, Class 2A2 0.332%, 05/25/36	5,541,768	2,962,779
Ser. 2006-20, Class 2A1A (FRN) (STEP) 0.202%, 12/25/46	1,889,876	1,313,481
GSAA Trust
Ser. 2006-5, Class 2A2 (FRN) (STEP) 0.332%, 03/25/36	1,231,525	760,062
Ser. 2006-5, Class 2A3 (FRN) (STEP) 0.422%, 03/25/36	3,173,750	2,230,203
Ser. 2006-9, Class A4A (FRN) (STEP) 0.392%, 06/25/36	7,495,381	4,473,873
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP) 0.342%, 01/25/36	236,057	230,286
Invitation Homes Trust, Ser. 2014-SFR1, Class F (e) 3.902%, 06/17/31	6,970,000	6,979,960
Long Beach Mortgage Loan Trust
Ser. 2005-3, Class 2A2 (FRN) (STEP) 0.432%, 08/25/45	35,154	35,115
Ser. 2005-WL1, Class M2 (FRN) (STEP) 0.977%, 06/25/35	1,737,854	1,721,235
Morgan Stanley ABS Capital I, Inc. Trust
Ser. 2002-HE3, Class A2 (FRN) (STEP) 1.232%, 03/25/33	86,940	83,757
Ser. 2005-HE6, Class A2C (FRN) (STEP) 0.472%, 11/25/35	363,248	353,135
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN) (STEP) 0.452%, 11/25/35	735,109	727,301
Total Asset-Backed Securities (Cost $47,079,431)		48,357,191
Mortgage-Backed Securities — Private Issuers — 1.4%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN) 2.322%, 04/25/44	51,244	50,029
Ser. 2005-1, Class 6A (FRN) 2.322%, 06/25/45	280,336	273,908

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.
Ser. 2005-3, Class A3A 4.621%, 07/10/43	$1,561,392	$1,579,690
Ser. 2006-6, Class A2 5.309%, 10/10/45	124,528	124,812
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN) 2.700%, 12/20/34	107,588	89,728
Bear Stearns ALT-A Trust
Ser. 2005-10, Class 11A1 (FRN) (STEP) 0.652%, 01/25/36	2,979,524	2,263,100
Ser. 2006-1, Class 21A2 (FRN) 2.624%, 02/25/36	1,352,409	931,272
Ser. 2006-2, Class 11A1 (FRN) (STEP) 0.592%, 04/25/36	1,740,963	1,260,161
Ser. 2006-6, Class 31A1 (FRN) 2.691%, 11/25/36	399,803	297,885
CHL Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 1A1 (FRN) 2.423%, 02/20/36	2,440,845	2,014,942
COMM 2012-CCRE1 Mortgage Trust, Ser. 2012-CR1, Class A3 3.391%, 05/15/45	1,052,000	1,081,869
COMM 2012-LC4 Mortgage Trust, Ser. 2012-LC4, Class A4 3.288%, 12/10/44	1,973,000	2,021,986
COMM 2014-CCRE17 Mortgage Trust, Ser. 2014-CR17, Class D (e) 4.800%, 05/10/47	427,000	408,739
Connecticut Avenue Securities
Ser. 2013-C01, Class M2 (FRN) 5.402%, 10/25/23	4,990,000	6,005,330
Ser. 2014-C01, Class M2 4.552%, 01/25/24	980,000	1,115,903
Ser. 2014-C02, Class 1M2 2.752%, 05/25/24	2,400,000	2,389,846
Ser. 2014-C02, Class 2M2 2.752%, 05/25/24	795,000	794,999
Countrywide Alternative Loan Trust
Ser. 2005-56, Class 1A1 (FRN) (STEP) 0.882%, 11/25/35	5,206,840	4,446,849
Ser. 2005-59, Class 1A1 (FRN) (STEP) 0.483%, 11/20/35	4,406,745	3,635,463
Ser. 2006-24, Class A22 6.000%, 06/25/36	2,218,201	1,977,723
Ser. 2006-HY11, Class A1 (FRN) (STEP) 0.272%, 06/25/36	3,089,598	2,605,600
Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2006-3, Class 3A1 (FRN) (STEP) 0.402%, 02/25/36	3,202,208	2,596,136
CSMC Mortgage-Backed Trust, Ser. 2007-4, Class 2A3 6.000%, 06/25/37	1,321,966	1,197,423
Deutsche Alt A Securities, Inc.
Ser. 2005-5, Class 2A4 5.500%, 11/25/35	649,712	526,125
Ser. 2007-1, Class 1A3A (FRN) (STEP) 0.362%, 08/25/37	718,922	605,958
First Horizon Alternative Mortgage Securities Trust
Ser. 2006-AA2, Class 2A1 (FRN) 2.198%, 05/25/36	765,819	638,922
Ser. 2006-AA5, Class A1 (FRN) 2.253%, 09/25/36	2,833,828	2,263,429

	Principal Amount	Value
Ser. 2006-FA3, Class A4 0.622%, 07/25/36	$1,704,175	$1,156,356
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN) 2.313%, 11/19/34	52,603	49,199
Ser. 2005-9, Class 2A1A (FRN) (STEP) 0.493%, 06/20/35	61,866	59,285
Impac CMB Trust, Ser. 2005-2, Class 1ML (FRN) (STEP) 0.797%, 04/25/35	727,241	619,167
IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR27, Class 1A3 (FRN) (STEP) 0.422%, 10/25/36	3,058,546	2,036,692
JP Morgan Chase Commercial Mortgage Securities Trust
Ser. 2006-LDP7, Class A3B (VRN) 5.866%, 04/15/45	867,048	866,699
Ser. 2012-C6, Class A3 3.507%, 05/15/45	2,000,000	2,075,448
Ser. 2014-C20, Class D (VRN) (e) 4.572%, 07/15/47	660,000	602,096
JP Morgan Mortgage Trust, Ser. 2007-S3, Class 1A64 7.500%, 08/25/37	1,073,960	855,821
Luminent Mortgage Trust, Ser. 2006-2, Class A1A (FRN) (STEP) 0.352%, 02/25/46	1,954,500	1,474,606
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-2, Class 4A1 (FRN) 2.629%, 02/25/36	286,440	283,374
ML-CFC Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN) 5.883%, 08/12/49	1,500,000	1,665,806
RALI Trust
Ser. 2005-QA13, Class 2A1 (FRN) 3.572%, 12/25/35	2,648,945	2,202,492
Ser. 2006-QA4, Class A (FRN) (STEP) 0.332%, 05/25/36	2,469,408	1,933,529
Ser. 2006-QA5, Class 1A1 (FRN) (STEP) 0.332%, 07/25/36	2,093,675	1,402,113
Ser. 2006-QS5, Class A9 6.000%, 05/25/36	2,919,649	2,463,194
Ser. 2007-QO4, Class A1A (FRN) (STEP) 0.342%, 05/25/47	449,782	372,439
Springleaf Mortgage Loan Trust, Ser. 2013-1A, Class M4 (VRN) (e) 4.440%, 06/25/58	220,000	222,438
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-15, Class 2A1 (FRN) 2.504%, 07/25/35	5,102,750	4,437,591
Structured Agency Credit Risk
Ser. 2013-DN1, Class M2 (FRN) 7.302%, 07/25/23	2,475,000	3,277,348
Ser. 2013-DN2, Class M2 (FRN) 4.402%, 11/25/23	805,000	895,323
Ser. 2014-DN1, Class M3 (FRN) 4.652%, 02/25/24	910,000	1,044,569
Ser. 2014-DN2, Class M3 3.752%, 04/25/24	1,550,000	1,662,136
Structured Asset Mortgage Investments, Inc.
Ser. 2005-AR8, Class A2 (FRN) 1.614%, 02/25/36	1,948,356	1,672,276

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Principal Amount	Value
Ser. 2006-AR3, Class A2 (FRN) 2.599%, 02/25/36	$2,808,618	$2,175,067
Thornburg Mortgage Securities Trust, Ser. 2007-4, Class 3A1 (FRN) 6.092%, 09/25/37	1,092,947	1,140,680
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX (VRN) 5.179%, 07/15/42	2,033,000	2,121,680
Wells Fargo Commercial Mortgage
Ser. 2013-LC12, Class A4 4.218%, 07/15/46	855,000	921,186
Ser. 2014-LC16, Class D (e) 3.938%, 08/15/50	1,350,000	1,173,932
Total Mortgage-Backed Securities — Private Issuers (Cost $75,850,870)		84,060,369
Mortgage-Backed Securities — US Government Agency Obligations — 0.2%
FHLMC
Pool #781697 (FRN) 2.357%, 07/01/34	108,838	116,014
Ser. 2002-2530, Class QI (FRN) (IO) 6.848%, 01/15/32	72,543	14,753
Ser. 2004-2763, Class KS (FRN) (IO) 6.498%, 10/15/18	152,733	6,004
Ser. 2005-2922, Class SE (FRN) (IO) 6.598%, 02/15/35	179,244	31,978
Ser. 2005-2934, Class HI (IO) 5.000%, 02/15/20	23,644	2,213
Ser. 2005-2934, Class KI (IO) 5.000%, 02/15/20	10,787	969
Ser. 2005-2965, Class SA (FRN) (IO) 5.898%, 05/15/32	409,453	63,576
Ser. 2005-2967, Class JI (IO) 5.000%, 04/15/20	11,956	1,155
Ser. 2005-2980, Class SL (FRN) (IO) 6.548%, 11/15/34	236,316	47,095
Ser. 2005-2981, Class SU (FRN) (IO) 7.648%, 05/15/30	211,721	44,847
Ser. 2005-3031, Class BI (FRN) (IO) 6.538%, 08/15/35	678,348	132,416
Ser. 2005-3065, Class DI (FRN) (IO) 6.468%, 04/15/35	604,098	112,842
Ser. 2006-3114, Class GI (FRN) (IO) 6.448%, 02/15/36	1,017,716	196,514
Ser. 2007-3308, Class S (FRN) (IO) 7.048%, 03/15/32	419,658	103,437
Ser. 2008-3424, Class XI (FRN) (IO) 6.418%, 05/15/36	329,970	59,207
Ser. 2008-3489, Class SD (FRN) (IO) 7.648%, 06/15/32	218,909	54,851
Ser. 2010-3685, Class EI (IO) 5.000%, 03/15/19	288,759	19,193
Ser. 2010-3731, Class IO (IO) 5.000%, 07/15/19	144,030	9,845
Ser. 2011-3882, Class AI (IO) 5.000%, 06/15/26	935,755	77,433
FHLMC Strip
Ser. 2004-227, Class IO (IO) 5.000%, 12/01/34	78,211	13,409
Ser. 2005-233, Class 5 (IO) 4.500%, 09/15/35	14,283	2,158
FNMA
Pool #685563 (FRN) 2.451%, 01/01/33	155,738	166,797

	Principal Amount	Value
Pool #806765 (FRN) 1.933%, 11/01/34	$158,210	$165,975
Pool #834928 (FRN) 1.940%, 07/01/35	1,462,193	1,549,212
Pool #841068 (FRN) 2.485%, 11/01/34	639,622	684,816
Pool #847637 (FRN) 2.705%, 01/01/34	95,353	102,109
Ser. 2004-31, Class SG (FRN) (IO) 6.948%, 08/25/33	144,596	16,586
Ser. 2004-49, Class SQ (FRN) (IO) 6.898%, 07/25/34	152,267	32,152
Ser. 2004-51, Class SX (FRN) (IO) 6.968%, 07/25/34	278,545	60,406
Ser. 2004-64, Class SW (FRN) (IO) 6.898%, 08/25/34	618,610	125,322
Ser. 2004-66, Class SE (FRN) (IO) 6.348%, 09/25/34	456,975	76,468
Ser. 2005-12, Class SC (FRN) (IO) 6.598%, 03/25/35	413,649	87,010
Ser. 2005-45, Class SR (FRN) (IO) 6.568%, 06/25/35	397,663	82,638
Ser. 2005-65, Class KI (FRN) (IO) 6.848%, 08/25/35	1,247,959	258,439
Ser. 2005-89, Class S (FRN) (IO) 6.548%, 10/25/35	2,581,077	519,531
Ser. 2006-3, Class SA (FRN) (IO) 5.998%, 03/25/36	234,513	44,662
Ser. 2007-75, Class JI (FRN) (IO) 6.393%, 08/25/37	623,568	107,086
Ser. 2007-85, Class SI (FRN) (IO) 6.308%, 09/25/37	237,344	41,517
Ser. 2008-86, Class IO (IO) 4.500%, 03/25/23	249,511	15,538
Ser. 2008-87, Class AS (FRN) (IO) 7.498%, 07/25/33	977,607	226,295
Ser. 2010 Pool #AE5528 6.000%, 11/01/22	880,388	957,887
Ser. 2010 Pool #AE5529 7.000%, 11/01/22	556,881	615,835
Ser. 2010-37, Class GI (IO) 5.000%, 04/25/25	618,339	36,519
Ser. 2010-65, Class IO (IO) 5.000%, 09/25/20	356,191	29,655
Ser. 2010-68, Class SJ (FRN) (IO) 6.398%, 07/25/40	233,897	40,544
Ser. 2010-105, Class IO (IO) 5.000%, 08/25/20	274,151	24,223
Ser. 2010-121, Class IO (IO) 5.000%, 10/25/25	753,930	57,088
Ser. 2011-69, Class AI (IO) 5.000%, 05/25/18	2,166,912	136,316
Ser. 2011-88, Class WI (IO) 3.500%, 09/25/26	611,504	78,149
Ser. 2011-124, Class IC (IO) 3.500%, 09/25/21	1,471,810	110,057
Ser. 2012-126, Class SJ (FRN) (IO) 4.848%, 11/25/42	2,504,189	387,448
FNMA Strip, Ser. 2005-365, Class 4 (IO) 5.000%, 04/01/36	12,444	2,133
GNMA
Ser. 2003-11, Class S (FRN) (IO) 6.398%, 02/16/33	677,146	107,769
Ser. 2011-94, Class IS (FRN) (IO) 6.548%, 06/16/36	414,172	74,422

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Principal Amount	Value
Ser. 2011-135, Class QI (IO) 4.500%, 06/16/41	$539,597	$101,595
Ser. 2011-157, Class SG (FRN) (IO) 6.447%, 12/20/41	2,710,798	650,862
Ser. 2011-167, Class IO (IO) 5.000%, 12/16/20	2,096,762	149,587
Ser. 2012-34, Class KS (FRN) (IO) 5.898%, 03/16/42	1,302,672	270,103
Ser. 2012-69, Class QI (IO) 4.000%, 03/16/41	1,075,422	185,422
Ser. 2012-101, Class AI (IO) 3.500%, 08/20/27	574,443	55,372
Ser. 2012-103, Class IB (IO) 3.500%, 04/20/40	752,407	107,345
Total Mortgage-Backed Securities — US Government Agency Obligations (Cost $9,163,738)		9,650,799
US Treasury Bonds/Notes — 14.2%
US Treasury Inflation Indexed Bond 0.375%, 07/15/23	18,599,636	18,960,004
US Treasury Inflation Indexed Bond (g) 2.375%, 01/15/25	28,169,344	34,126,710
US Treasury Inflation Indexed Bond 2.000%, 01/15/26	836,024	985,006
US Treasury Inflation Indexed Bond 1.750%, 01/15/28	60,195,800	69,300,415
US Treasury Inflation Indexed Bond (g) 2.500%, 01/15/29	13,436,654	16,953,281
US Treasury Inflation Indexed Bond 3.375%, 04/15/32	12,780,448	18,454,762
US Treasury Inflation Indexed Bond 2.125%, 02/15/40	102,511,353	130,421,709
US Treasury Inflation Indexed Bond 0.750%, 02/15/42	8,014,829	7,544,583
US Treasury Inflation Indexed Bond 1.375%, 02/15/44	2,847,908	3,132,255
US Treasury Inflation Indexed Note (g) 0.500%, 04/15/15	17,391,897	17,643,262
US Treasury Inflation Indexed Note 2.000%, 01/15/16	2,305,038	2,430,194
US Treasury Inflation Indexed Note (g) 0.125%, 04/15/16	16,108,800	16,531,656
US Treasury Inflation Indexed Note 2.625%, 07/15/17	4,574,920	5,121,408
US Treasury Inflation Indexed Note 1.625%, 01/15/18	3,281,350	3,578,978
US Treasury Inflation Indexed Note 0.125%, 04/15/18	101,223,157	104,560,383
US Treasury Inflation Indexed Note (g) 1.375%, 07/15/18	9,783,503	10,690,003
US Treasury Inflation Indexed Note (g) (h) 2.125%, 01/15/19	26,750,754	30,128,037
US Treasury Inflation Indexed Note 0.125%, 04/15/19	89,024,320	91,667,274
US Treasury Inflation Indexed Note 1.375%, 01/15/20	1,337,352	1,466,908
US Treasury Inflation Indexed Note (h) 1.250%, 07/15/20	1,956,492	2,144,039
US Treasury Inflation Indexed Note 1.125%, 01/15/21	4,334,520	4,695,165
US Treasury Inflation Indexed Note 0.625%, 07/15/21	15,670,926	16,507,111

	Principal Amount	Value
US Treasury Inflation Indexed Note (g) (h) 0.125%, 07/15/22	$184,224,576	$185,476,751
US Treasury Inflation Indexed Note 0.125%, 01/15/23	68,395,536	68,160,392
Total US Treasury Bonds/Notes (Cost $877,963,227)		860,680,286

	Number of Shares	Value
Acquired Funds — 17.3%
Exchange-Traded Funds — 6.2%
Vanguard Emerging Markets Stock Index Fund	3,136,892	$85,668,516
Vanguard FTSE All-World ex-US ETF	644,654	33,708,958
Vanguard FTSE Developed Markets ETF	3,920,300	166,965,577
Vanguard FTSE Emerging Markets ETF	2,004,100	86,436,833
		372,779,884
Mutual Funds — 0.8%
PIMCO Commodity RealReturn Strategy Fund	8,360,142	50,578,857
Private Investment Funds (i) — 10.3%
Canyon Value Realization Fund, LP (a) (b) (c) (d)		74,012,846
Convexity Capital Offshore, LP (a) (b) (c) (d)		98,369,594
Farallon Capital Institutional Partners, LP (a) (b) (c) (d)		176,017,355
Lansdowne Developed Markets Fund, Ltd. (a) (b) (c) (d)	304,275	154,812,725
Lone Cascade, LP, Class J (a) (b) (c) (d)		27,841,385
Lone Picea, LP, Class E (a) (b) (c) (d)		4,975,116
Lone Redwood, LP (a) (b) (c) (d)		13,789,175
Nomad Investment Partnership LP, Class A (a) (b) (c) (d)		134,750
Nomad Investment Partnership LP, Class R (a) (b) (c) (d)		62,833
OZ Domestic Partners, LP (a) (b) (c) (d)		674,387
QVT Onshore LP (a) (b) (c) (d)		72,327,482
		623,017,648
Total Acquired Funds (Cost $825,083,208)		1,046,376,389
Preferred Stocks — 0.2%
Alpargatas SA, 2.460%, (Brazil)	292,800	1,523,965
Petroleo Brasileiro SA, 5.770%, (Brazil)	359,900	2,816,325
Rolls Royce Holdings plc, —%, (United Kingdom) (c)	6,903,144	11,814
Vale SA, 6.660%, (Brazil)	683,900	8,156,038
Volkswagen AG, 2.150%, (Germany)	7,252	1,904,796
Total Preferred Stocks (Cost $17,434,949)		14,412,938

	Number of Contracts	Value
Rights — 0.0%
Acerinox SA, Expiring 07/14/14 (Spain) (a)	49,242	$29,870

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Contracts	Value
B2W Cia Digital, Expiring 07/08/14 (Brazil) (a)	136,094	$120,110
HKT Trust and HKT, Ltd., Expiring 07/15/14 (Hong Kong) (a)	79,380	23,043
Total Rights (Cost $30,075)		173,023
Warrants — 0.0%
Brasil Pharma SA, Expiring 06/06/16 (Brazil) (a)	73,766	5,008
Peugeot SA, Expiring 04/29/17 (France) (a)	6,800	14,907
Sun Hung Kai Properties, Ltd., Expiring 04/22/16 (Hong Kong) (a)	80,950	105,700
Total Warrants (Cost $5,451)		125,615

	Principal Amount	Value
Short-Term Investments — 32.1%
Repurchase Agreements Used for Breakeven Inflation Strategies — 10.7%
Barclays Capital, Inc. 0.070%, issued on 06/30/14, due on 07/07/14 (proceeds at maturity $224,081,083) (collateralized by US Treasury Bonds, due 11/15/27 through 02/15/41 with a total principal value of $166,300,000 and a total market value of $217,608,016)	$224,078,033	$224,078,033
Deutsche Bank Securities, Inc. 0.040%, issued on 06/24/14, due on 07/01/14 (proceeds at maturity $171,131,207) (collateralized by a US Treasury Note, due 08/15/22 with a total principal value of $177,800,000 and a total market value of $168,748,875)	171,129,876	171,129,876
JP Morgan Securities, Inc. 0.040%, issued on 06/24/14, due on 07/01/14 (proceeds at maturity $166,175,917) (collateralized by US Treasury Notes, due 04/30/18 through 02/15/23 with a total principal value of $169,100,000 and a total market value of $164,722,027)	166,174,625	166,174,625
Wells Fargo Securities, LLC 0.050%, issued on 06/24/14, due on 07/01/14 (proceeds at maturity $87,210,848) (collateralized by a US Treasury Note, due 04/30/19 with a total principal value of $85,500,000 and a total market value of $85,660,313)	87,210,000	87,210,000
Total Repurchase Agreements Used for Breakeven Inflation Strategies (Cost $648,592,534)		648,592,534
Repurchase Agreements Used for Cash Management Purposes — 2.6%
Fixed Income Clearing Corp. 0.000%, issued on 06/30/14, due on 07/01/14 (proceeds at maturity $159,395,596) (collateralized by US Treasury Notes, due 02/15/19 through 02/15/42 with a total principal value of $160,065,000 and a total market value of $162,543,875) (Cost $159,395,596)	159,395,596	159,395,596

	Principal Amount	Value
US Treasury Bills(j) — 18.8%
US Treasury Bill, due on 08/07/14	$65,000,000	$64,998,297
US Treasury Bill, due on 08/14/14	95,000,000	94,988,526
US Treasury Bill, due on 09/25/14	70,000,000	69,995,380
US Treasury Bill, due on 10/09/14	170,000,000	169,985,890
US Treasury Bill, due on 10/16/14 (h)	15,120,000	15,118,095
US Treasury Bill, due on 10/30/14	200,000,000	199,974,800
US Treasury Bill, due on 11/06/14 (h)	280,000,000	279,955,200
US Treasury Bill, due on 11/20/14	120,000,000	119,976,360
US Treasury Bill, due on 11/28/14	35,000,000	34,991,985
US Treasury Bill, due on 12/11/14	30,000,000	29,993,220
US Treasury Bill, due on 12/18/14	55,000,000	54,987,020
Total US Treasury Bills (Cost $1,134,942,139)		1,134,964,773
Total Short-Term Investments (Cost $1,942,930,269)		1,942,952,903
Total Investments — 112.6% (Cost $6,164,862,289)		6,817,179,503
Liabilities in Excess of Other Assets — (12.6)%		(765,335,917)
Net Assets — 100.0%		$6,051,843,586

	Number of Shares	Value
Securities Sold Short — (13.0)%
Common Stocks — (2.4)%
US Common Stocks — (0.8)%
Hotels, Restaurants & Leisure — (0.2)%
Las Vegas Sands Corp.	(87,200)	$(6,646,384)
Wynn Resorts, Ltd.	(30,400)	(6,309,824)
		(12,956,208)
Household Durables — (0.1)%
Standard Pacific Corp. (a)	(388,400)	(3,340,240)
Real Estate Investment Trusts (REITs) — (0.5)%
CommonWealth REIT	(239,400)	(6,301,008)
OMEGA Healthcare Investors, Inc.	(370,300)	(13,649,258)
Ryman Hospitality Properties, Inc.	(87,017)	(4,189,869)
Sabra Health Care REIT, Inc.	(223,100)	(6,405,201)
		(30,545,336)
Total US Common Stocks (Proceeds $42,254,209)		(46,841,784)
Foreign Common Stocks — (1.6)%
Australia — (0.1)%
Lend Lease Group	(258,300)	(3,197,526)
Canada — (0.7)%
Allied Properties – REIT	(195,000)	(6,460,100)
Chartwell Retirement Residences – REIT	(312,900)	(3,178,704)
First National Financial Corp.	(167,508)	(3,477,159)
Genworth MI Canada, Inc.	(219,100)	(7,804,687)
Home Capital Group, Inc.	(349,200)	(15,652,721)
RioCan Real Estate Investment Trust – REIT	(257,904)	(6,600,776)
		(43,174,147)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

	Number of Shares	Value
Hong Kong — 0.0%
Melco Crown Entertainment, Ltd. – ADR	(48,300)	$(1,724,793)
Japan — (0.5)%
Hulic Co., Ltd.	(969,200)	(12,816,028)
Japan Prime Realty Investment Corp. – REIT	(1,000)	(3,588,971)
Nippon Building Fund, Inc.	(1,100)	(6,432,086)
Sumitomo Realty & Development Co., Ltd.	(68,100)	(2,930,206)
United Urban Investment Corp. – REIT	(2,100)	(3,390,578)
		(29,157,869)
Mexico — 0.0%
Fibra Uno Administracion SA de CV – REIT	(846,200)	(2,967,097)
United Kingdom — (0.3)%
British Land Co. plc	(545,500)	(6,552,698)
Persimmon plc (a)	(441,600)	(9,603,318)
		(16,156,016)
Total Foreign Common Stocks (Proceeds $81,905,884)		(96,377,448)
Total Common Stocks (Proceeds $124,160,093)		(143,219,232)

	Principal Amount	Value
US Treasury Bonds/Notes — (10.6)%
US Treasury Bond 6.125%, due on 11/15/27	$(61,800,000)	$(84,868,766)
US Treasury Bond 4.750%, due on 02/15/41	(106,400,000)	(135,194,500)
US Treasury Note 0.625%, due on 04/30/18	(98,700,000)	(96,371,272)
US Treasury Note 1.625%, due on 04/30/19	(86,100,000)	(86,261,438)
US Treasury Note 1.625%, due on 08/15/22	(178,800,000)	(169,748,250)
US Treasury Note 2.000%, due on 02/15/23	(71,200,000)	(69,130,785)
Total US Treasury Bonds/Notes (Proceeds $649,409,291)		(641,575,011)
Total Securities Sold Short (Proceeds $773,569,384)		$(784,794,243)

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Interest Rate-Related
8	September 2014 30-Year US Treasury Bond	$1,093,145	$1,097,500	$4,355
	Foreign Currency-Related
324	September 2014 Canadian Dollar	29,608,493	30,323,160	714,667
219	September 2014 Swiss Franc	30,556,768	30,898,163	341,395
				1,056,062
				1,060,417
	Short Financial Futures Contracts
	Interest Rate-Related
(13)	September 2014 90-Day Eurodollar	(3,162,718)	(3,242,200)	(79,482)
(16)	September 2014 30-Year US Treasury Bond	(2,186,085)	(2,195,000)	(8,915)
(35)	September 2014 10-Year US Treasury Note	(4,379,083)	(4,381,016)	(1,933)
(35)	September 2014 5-Year US Treasury Note	(4,186,241)	(4,181,133)	5,108
(62)	September 2014 10-Year Interest Rate Swap	(6,434,845)	(6,510,969)	(76,124)
(94)	September 2014 5-Year Interest Rate Swap	(9,553,249)	(9,595,344)	(42,095)
(109)	September 2014 Ultra Long US Treasury Bond	(16,226,946)	(16,343,188)	(116,241)
(2)	December 2014 90-Day Eurodollar	(490,170)	(498,625)	(8,455)
(7)	June 2015 90-Day Eurodollar	(1,707,983)	(1,740,988)	(33,005)
				(361,142)
	Foreign Currency-Related
(696)	September 2014 Japanese Yen	(84,941,705)	(85,956,000)	(1,014,295)
	Equity-Related
(1,190)	September 2014 S&P 500 e-Mini Index	(115,096,750)	(116,167,800)	(1,071,050)
				$(1,386,070)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014

Forward Currency Contracts

Contract Settlement Date		Contract Amount		Unrealized Appreciation/ (Depreciation)
	Counterparty	Receive	Deliver
07/02/2014	JP Morgan Chase Bank	CAD 57,753	USD 54,159	$(35)
07/08/2014	State Street Bank and Trust Co.	BRL 3,402,350	USD 1,543,786	(6,550)
07/31/2014	State Street Bank and Trust Co.	USD 3,948,587	AUD 4,276,000	(75,111)
				$(81,696)

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap Contracts
Long Total Return Swap Contracts
07/14/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (d)	USD	$2,249,303	$(48,809)
07/21/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	BR Malls Participacoes SA (d)	USD	6,405,704	(165,660)
07/21/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Multiplan Empreendimentos Imobiliarios SA (d)	USD	6,835,075	(51,029)
07/21/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA (d)	USD	3,652,418	(229,344)
07/21/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA (d)	USD	3,015,519	(189,351)
08/29/2014	Barclays Bank plc	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (c)	USD	17,454,281	250,096
03/13/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (d)	USD	2,522,223	63,998
03/26/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (d)	USD	2,501,877	400,954
05/07/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (d)	USD	3,548,564	115,998
						146,853
						$146,853

ADR	American Depositary Receipt
ASE	American Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CVA	Certification Van Aandelen
EN	Euronext
ETF	Exchange-Traded Fund
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of June 30, 2014.
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate

LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of June 30, 2014.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2014
*	Approximately 25% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2014, and were valued in accordance with procedures approved by the TIP board of directors as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	$23,797,936	$74,012,846
Convexity Capital Offshore, LP	Multi-Strategy	02/16/06 – 04/01/13	72,000,000	98,369,594
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 – 01/01/13	117,746,138	176,017,355
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 – 04/01/13	106,000,000	154,812,725
Lone Cascade, LP, Class J	Global Equity	01/03/12 – 01/01/13	17,456,184	27,841,385
Lone Picea, LP, Class E	Long-Short Global	01/02/09 – 01/01/13	4,377,877	4,975,116
Lone Redwood, LP	Long-Short Global	12/29/98	2,642,691	13,789,175
Nomad Investment Partnership LP, Class A	Global Equity	10/02/06	48,999	134,750
Nomad Investment Partnership LP, Class R	Global Equity	02/01/08	28,001	62,833
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	674,387
QVT Onshore LP	Multi-Strategy	03/01/12	59,961,981	72,327,482
				623,017,648
Common Stock
AMR Corp.			—	505,024
Total (10.3% of Net Assets)				$623,522,672
(c)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $643,164,577, which represents 10.6% of the fund’s net assets.
(d)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund’s net asset value.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security in default.
(g)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 7 to the Notes to Financial Statements.
(h)	Security or a portion thereof is held as initial margin for financial futures.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2014. These positions are therefore grouped into their own industry classification.
(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Financial Statements

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TIFF Multi-Asset Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2014
Assets
Investments in securities, at value (cost: $5,356,874,159)	$6,009,191,373
Repurchase agreements (cost: $807,988,130)	807,988,130
Total investments (cost: $6,164,862,289)	6,817,179,503
Deposits with brokers for securities sold short	155,630,452
Cash	743,850
Cash denominated in foreign currencies (cost: $32,108,655)	32,826,993
Total Cash	33,570,843
Swap contracts, at value	831,046
Receivables:
Investment securities sold	149,218,488
Interest	2,979,665
Dividends and tax reclaims	7,939,086
Total Assets	7,167,349,083
Liabilities
Securities sold short, at value (proceeds: $773,569,384)	784,794,243
Reverse repurchase agreements (Note 7)	109,016,439
Due to broker for futures variation margin	67,797
Foreign currencies sold short, at value (proceeds $55,336,556)	55,727,798
Swap contracts, at value	684,193
Unrealized depreciation on forward currency contracts	81,696
Payables:
Investment securities purchased	147,568,385
Money manager fees	6,478,786
Dividends and interest on securities sold short	4,719,495
Distributions	3,780,132
Accrued expenses and other liabilities	1,446,372
Investment advisory and administrative fees	1,100,161
Capital stock redeemed	40,000
Total Liabilities	1,115,505,497
Net Assets	$6,051,843,586
Shares Outstanding (3,000,000,000 authorized shares, par value $0.001)	361,339,343
Net Asset Value Per Share	$16.75
Net Assets Consist of:
Capital stock	$5,338,960,663
Distributions in excess of net investment income	(133,022,401)
Accumulated net realized gain on investments	206,260,119
Net unrealized appreciation on investments and foreign currencies	639,645,205
$6,051,843,586

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (unaudited)

Six Months Ended June 30, 2014
Investment Income
Dividends (net of foreign withholding taxes of $2,394,728)	$44,647,300
Interest	14,790,908
Total Investment Income	59,438,208
Expenses
Money manager fees	16,707,504
Dividends and interest on securities sold short	11,563,340
Investment advisory fees	5,941,475
Fund administration fees	2,742,192
Administrative fees	583,025
Professional fees	231,284
Chief compliance officer fees	91,848
Interest (Note 7)	48,461
Miscellaneous fees and other	231,591
Total Expenses	38,140,720
Net Investment Income	21,297,488
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $3,154)	262,350,793
Securities sold short	(205,340)
Swap contracts	12,288,945
Financial futures contracts	(8,530,317)
Forward currency contracts and foreign currency-related transactions	(1,614,118)
Options written	9,112
Net Realized Gain on Investments and Foreign Currencies	264,299,075
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(57,096,132)
Net Realized and Unrealized Gain on Investments and Foreign Currencies	207,202,943
Net Increase in Net Assets Resulting from Operations	$228,500,431

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From Operations
Net investment income	$21,297,488	$3,113,493
Net realized gain on investments and foreign currencies	264,299,075	544,940,417
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(57,096,132)	165,745,288
Net Increase in Net Assets Resulting from Operations	228,500,431	713,799,198
Distributions
From net investment income	(28,249,064)	(56,704,714)
From net realized gains	(26,689,972)	(526,374,526)
Decrease in Net Assets Resulting from Distributions	(54,939,036)	(583,079,240)
Capital Share Transactions
Proceeds from shares sold	177,267,753	679,683,709
Proceeds from distributions reinvested	38,071,404	402,040,472
Entry/exit fees	1,444,859	5,214,748
Cost of shares redeemed	(109,262,493)	(370,162,866)
Net Increase From Capital Share Transactions	107,521,523	716,776,063
Total Increase in Net Assets	281,082,918	847,496,021
Net Assets
Beginning of period	5,770,760,668	4,923,264,647
End of period	$6,051,843,586	$5,770,760,668
Including distributions in excess of net investment income	$(133,022,401)	$(126,070,825)
Capital Share Transactions (in shares)
Shares sold	10,852,746	40,718,046
Shares reinvested	2,322,217	24,831,665
Shares redeemed	(6,632,284)	(22,356,339)
Net Increase	6,542,679	43,193,372

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2014
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$228,500,431
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(2,004,643,371)
Investments sold	2,135,327,555
Purchases to cover securities sold short	(250,618,935)
Securities sold short	263,467,777
(Purchase)/Sale of short term investments, net	(324,103,206)
Amortization/(accretion) of discount and premium, net	4,002,662
(Increase)/decrease in deposit with brokers for securities sold short	6,726,910
(Increase)/decrease in deposit with brokers for collateral	37,000,000
(Increase)/decrease in due from broker for futures variation margin	(267,524)
(Increase)/decrease in unrealized appreciation on forward currency contracts	(163,033)
(Increase)/decrease in interest receivable	1,250,004
(Increase)/decrease in receivable for dividends and tax reclaims	(2,510,952)
(Increase)/decrease in receivable for closed swap contracts, net	(1,271,773)
Increase/(decrease) in payable for foreign currencies sold short	6,615,299
Increase/(decrease) in payable for Money Manager fees	(769,571)
Increase/(decrease) in dividends and interest for securities sold short	(1,654,068)
Increase/(decrease) in accrued expenses and other liabilities	266,096
Increase/(decrease) in payable for investment advisory and adminstrative fees	(7,146)
Proceeds from written option contracts, net	82,956
Net realized (gain) loss from investments	(262,154,565)
Net change in unrealized (appreciation) depreciation on investments	61,702,090
Net cash provided by (used in) operating activities	(103,222,364)
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	(13,087,500)
Proceeds from shares sold	178,158,546
Payment for shares redeemed	(112,504,794)
Increase (decrease) in reverse repurchase agreements	18,264,516
Net cash provided by (used in) financing activities	70,830,768
Net increase in cash	(32,391,596)
Cash at beginning of year	65,962,439
Cash at end of year	$33,570,843
Non cash financing activities not included herein consist of:
Reinvestment of distributions of:	$38,071,404
Interest Paid:	$(46,850)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

1.  Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2014, TIP consisted of two mutual funds. The financial statements and notes presented here relate only to TIFF Multi-Asset Fund (“MAF” or the “fund”).

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.  Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of directors.

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund's valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

The following is a summary of the inputs used as of June 30, 2014, in valuing the fund's assets and liabilities carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,413,644,089	$1,376,860,993	$505,024	$2,791,010,106
Participation Notes*	—	19,379,884	—	19,379,884
Corporate Bonds**	—	—	—	—
Asset-Backed Securities	—	48,357,191	—	48,357,191
Mortgage-Backed Securities	—	93,711,168	—	93,711,168
US Treasury Bonds/Notes	860,680,286	—	—	860,680,286
Exchange-Traded Funds and Mutual Funds	423,358,741	—	—	423,358,741
Private Investment Funds	—	—	623,017,648	623,017,648
Preferred Stocks*	—	14,412,938	—	14,412,938
Rights	—	173,023	—	173,023
Warrants	—	125,615	—	125,615
Short-Term Investments	1,942,952,903	—	—	1,942,952,903
Total Investments in Securities	4,640,636,019	1,553,020,812	623,522,672	6,817,179,503
Financial Futures Contracts – Interest Rate Risk	9,463	—	—	9,463
Financial Futures Contracts – Foreign Currency Risk	1,056,062	—	—	1,056,062
Swap Contracts – Equity Risk	—	831,046	—	831,046
Total Other Financial Instruments	1,065,525	831,046	—	1,896,571
Total Assets	$4,641,701,544	$1,553,851,858	$623,522,672	$6,819,076,074

Liabilities
Common Stocks Sold Short*	$(94,707,821)	$(48,511,411)	$—	$(143,219,232)
US Treasury Bonds/Notes Sold Short	(641,575,011)	—	—	(641,575,011)
Total Securities Sold Short	(736,282,832)	(48,511,411)	—	(784,794,243)
Financial Futures Contracts – Interest Rate Risk	(366,250)	—	—	(366,250)
Financial Futures Contracts – Equity Risk	(1,071,050)	—	—	(1,071,050)
Financial Futures Contracts – Foreign Currency Risk	(1,014,295)	—	—	(1,014,295)
Forward Currency Contracts - Foreign Currency Risk	(81,696)	—	—	(81,696)
Swap Contracts – Equity Risk	—	(684,193)	—	(684,193)
Total Other Financial Instruments	(2,533,291)	(684,193)	—	(3,217,484)
Total Liabilities	$(738,816,123)	$(49,195,604)	$—	$(788,011,727)
*	Securities categorized as Level 2 primarily include listed foreign equities or participation notes whose value has been adjusted with factors to reflect changes to foreign markets after market close.
**	Securities in this category have a market value of zero and are categorized as Level 3.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2014.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/14 for the period ended 6/30/14
Common Stocks*	$3,165,515	$—	$—	$3,575	$—	$(2,664,066)	$—	$—	$505,024	$3,575
Private Investment Funds	844,862,924	—	66,422,739	(79,538,473)	1,959,528	(210,689,070)	—	—	623,017,648	(39,862,448)
Corporate Bonds*	—	—	—	—	—	—	—	—	—	—
Total	$848,028,439	$—	$66,422,739	$(79,534,898)	$1,959,528	$(213,353,136)	$—	$—	$623,522,672	$(39,858,873)
*	There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the TIP board of directors, and the TIP Valuation Committee, which was established to serve as an agent of the Board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of directors on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds.  Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds.  Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. Values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of June 30, 2014	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks and Corporate Bonds	$—	Last market price	Discount(%)	100%	100%
	505,024	Corporate action model	Discount(%)	2.5%	2.5%
Private Investment Funds	$623,017,648	Adjusted net asset value	Manager estimates Market returns*	(0.25)% – 1.54% (1.54)% – 0.42%	0.66% (0.96)%
*	Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Corporate Bonds.  The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds.  The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency (if currently eligible)	Redemption Notice Period
Multi-Strategy (a)(b)	$421,401,664	quarterly, annually	45 – 90 days
Long-Short Global (c)	173,577,016	quarterly	30 – 90 days
Global Equity (d)(e)	28,038,968	quarterly	30 days
Total	$623,017,648
(a)	This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.
(b)	This strategy includes $674,387 of illiquid investments in liquidation. The fund expects to receive distributions on a bi-monthly basis over the next one to three years.
(c)	This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.
(d)	This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.
(e)	This strategy includes $197,583 of illiquid investments in liquidation. The fund expects to receive a final distribution over the next one to three years.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund's tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2010 – December 31, 2013), and has concluded that no provision for federal income tax is required in the fund's financial statements.

Expenses

Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds are allocated based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the fund's policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.

MAF has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of the fund's net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date;
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.

The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

3.  Derivatives and Other Financial Instruments

During the period ended June 30, 2014, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS or the money manager's ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed,

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in two ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices such as emerging markets; and (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds, often as components of relative value strategies. The fund's holdings of swaps at the end of the period are indicative of the types of positions held throughout the period. The number and magnitude of these positions declined throughout the period due to the liquidation of an account that was managed by a former money manager to the fund, however, the number and magnitude of the positions held at the end of the period are expected to be indicative of the number and magnitude of the positions during the upcoming period. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade, resulting at times in numerous swap transactions in a given day.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. Swap contracts may also involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long equity and equity relative value positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a stock by writing a put option. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund's holdings of options at the end of the period are indicative of the types of positions held throughout the period. The number and magnitude of these positions declined throughout the period due to the liquidation of an account that was managed by a former money manager to the fund, however, the number and magnitude of the positions held at the end of the period are expected to be indicative of the number and magnitude of the positions during the upcoming period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended June 30, 2014, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	214,820	$96,135
Options written	—	—
Options terminated in closing purchase transactions	(21,600)	(20,817)
Options assigned	(193,220)	(75,318)
Options outstanding at June 30, 2014	—	$—

Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund's holdings of forward currency contracts at the end of the period are indicative of the types of positions held throughout the period. The number and magnitude of these positions declined throughout the period due to the liquidation of an account that was managed by a former money manager to the fund, however, the number and magnitude of the positions held at the end of the period are expected to be indicative of the number and magnitude of the positions during the upcoming period.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Further discussion of short selling US Government securities can be found in Note 7, Repurchase and Reverse Repurchase Agreements.

Interest Only Securities

The fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreement constitute a single contractual relationship, and each party's obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party's obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period end that were entered into pursuant to agreements that allow the fund to net the counterparty's obligations against those of the fund in the event of a default by the counterparty.

At June 30, 2014 the fund's derivative assets and liabilities (by contract type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Warrants	$125,615	$—
Swap Contracts	831,046	(684,193)
Forward Currency Contracts	—	(81,696)
Financial Futures Contracts	1,065,525	(2,451,595)
Total derivative assets and liabilities	2,022,186	(3,217,484)
Derivatives not subject to a netting provision or similar arrangement	1,191,140	(2,451,595)
Total assets and liabilities subject to a netting provision or similar arrangement	$831,046	$(765,889)

The following table presents the fund's dervative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of June 30, 2014:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Swap Contracts
Bank of America Merrill Lynch	$580,950	$580,950	$—	$—
Barclays Bank plc	250,096	—	—	250,096
Total	$831,046	$580,950	$—	$250,096

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

The following table presents the fund's derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of June 30, 2014:

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward Currency Contracts
State Street Bank and Trust Co.	$(81,661)	$—	$—	$(81,661)
JP Morgan Chase Bank	(35)	—	—	(35)
Swap Contracts
Bank of America Merrill Lynch	(684,193)	580,950	—	(103,243)
Total	$(765,889)	$580,950	$—	$(184,939)

Please see Note 7, Repurchase and Reverse Repurchase Agreements, for further discussion of netting provisions and similar arrangements.

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category, as of June 30, 2014. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2014, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Rights	Investments, in securities at value	$—	$—	$—	$173,023	$173,023
Warrants	Investments, in securities at value	—	—	—	125,615	125,615
Swap Contracts	Swap contracts, at value	—	—	—	831,046	831,046
Financial Futures Contracts	Due to broker for futures variation margin*	9,463	1,056,062	—	—	1,065,525
Total Value – Assets		$9,463	$1,056,062	$—	$1,129,684	$2,195,209
Liability Derivatives
Swap Contracts	Swap contracts, at value	$—	$—	$—	$(684,193)	$(684,193)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	—	(81,696)	—	—	(81,696)
Financial Futures Contracts	Due to broker for futures variation margin*	(366,250)	(1,014,295)	—	(1,071,050)	(2,451,595)
Total Value – Liabilities		$(366,250)	$(1,095,991)	$—	$(1,755,243)	$(3,217,484)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2014, grouped by contract type and risk exposure.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Realized Gain (Loss)
Rights	Net realized gain (loss) from Investments	$—	$—	$—	$(37,093)	$(37,093)
Warrants	Net realized gain (loss) from Investments	—	—	—	116	116
Purchased Options	Net realized gain (loss) from Investments	—	—	—	359,759	359,759
Written Options	Net realized gain (loss) from Options Written	—	—	—	9,112	9,112
Swap Contracts	Net realized gain (loss) from Swap contracts	—	—	—	12,288,945	12,288,945
Forward Currency Contracts	Net realized gain (loss) from Forward currency contracts	—	(270,251)	—	—	(270,251)
Financial Futures Contracts	Net realized gain (loss) from Financial futures contracts	(1,688,614)	(1,307,367)	—	(5,534,336)	(8,530,317)
Total Realized Gain (Loss)		$(1,688,614)	$(1,577,618)	$—	$7,086,503	$3,820,271

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2014, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Rights	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	$—	$—	$—	$142,948	$142,948
Warrants	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	—	—	120,048	120,048
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	—	—	(119,156)	(119,156)
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	—	—	(16,813)	(16,813)
Swap Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	—	(2,942,973)	(2,942,973)
Forward Currency Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	163,033	—	—	163,033
Financial Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	(1,029,314)	(1,857,258)	—	4,544,279	1,657,707
Total Change in Appreciation (Depreciation)		$(1,029,314)	$(1,694,225)	$—	$1,728,333	$(995,206)

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

4.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%

TIP’s board of directors has approved money manager agreements with each of the money managers. Certain money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, usually proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return or is otherwise based on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management with a single rate or on a descending scale. Money managers who provided services to the fund and their fees as a percent of assets managed during the six months ended June 30, 2014, were as follows:

	Minimum	Maximum	Annualized Effective Fee Rate
AJO, LP (a)	0.10%	0.50%	0.42%
Amundi Smith Breeden Associates, Inc. – Beta (b)	0.02%	0.03%	0.03%
Amundi Smith Breeden Associates, Inc. – High Alpha (c)	0.25%	(c)	2.02%
Amundi Smith Breeden Associates, Inc. – Low Alpha (a)	0.10%	0.85%	0.26%
Brookfield Investment Management Inc. (a)	0.50%	2.50%	2.37%
Glenhill Capital Advisors, LLC (d)	0.55%	(d)	0.66%
Lansdowne Partners Limited Partnership (b)	0.80%	0.80%	0.80%
Marathon Asset Management, LLP – ACWI (a)(e)	0.15%	1.60%	0.37%
Marathon Asset Management, LLP – EAFE (a)	0.15%	1.60%	0.59%
Marathon Asset Management, LLP – EM (f)	0.35%	(f)	0.38%
Mission Value Partners, LLC (g)	0.25%	(g)	2.01%
Mondrian Investment Partners Limited (b)	0.30%	0.43%	0.31%
OVS Capital Management LLP (h)	0.50%	(h)	1.13%
Shapiro Capital Management LLC (a)	0.50%	0.95%	0.85%
Southeastern Asset Management, Inc. (b)	0.75%	1.00%	0.75%
(a)	Money manager receives a fee that is based on performance. The effective fee may fall outside of the minimum and maximum range because performance fees may be based on either assets or performance from a period other than the period covered by this report.
(b)	Money manager receives a fee that is based on assets under management, irrespective of performance. For these money managers whose fee agreements include breakpoints, the minimum and maximum reflect the last level and the first level of the breakpoints, respectively.
(c)	Amundi Smith Breeden High Alpha Account’s compensation entails an asset-based fee schedule with breakpoints of 0.30% and 0.25%, and a performance fee, pursuant to which Amundi Smith Breeden will receive up to 10% of a performance accrual account which accumulates 20% of the net appreciation or depreciation earned over a specific hurdle generated by the portfolio for each calendar month.
(d)	Glenhill’s compensation entails an asset-based fee schedule with breakpoints between 0.55% and 0.75%, and a performance fee, pursuant to which Glenhill will receive 15% of the amount of appreciation generated by the portfolio over a specified hurdle, subject to a high-water mark.
(e)	Marathon Asset Management ceased managing assets in its All Country World (“ACWI”) portfolio on March 31, 2014. These assets transitioned into Marathon Asset Management’s Emerging Markets (“EM”) portfolio on April 1, 2014.
(f)	Marathon’s compensation for its EM account entails an asset based fee of 0.35% per year and a performance fee, pursuant to which Marathon will receive 20% of the amount of appreciation generated by the portfolio over a specified hurdle, subject to a high water mark.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014
(g)	Mission Value Partners’ compensation entails an asset-based fee schedule with breakpoints between 0.25% and 1.00%, and a performance fee. Pursuant to the performance fee agreement, Mission Value Partners will receive up to 1.00% of the amount by which the annualized return generated by the portfolio exceeds that of its hurdle, measured over a rolling thirty-six month period, multiplied by the average daily net asset value of such assets over the same thirty-six month period.
(h)	OVS ceased managing assets for MAF as of May 8, 2014. Prior to that date, OVS’s compensation entailed an asset-based fee that was dependent, in part, on total assets OVS invested for MAF and assets that OVS managed for other clients, and ranged between 0.50% and 1.50% per year. Additionally, OVS received a performance fee that ranged between 10% and 15% of the amount of appreciation above a specified hurdle generated by the portfolio provided the dollar amount of prior year losses, if any, has been recovered. As with the asset-based fee, the performance fee varied within the range depending in part on total assets OVS invests for MAF and assets that OVS manages for other clients. The effective fee rate shown here is not annualized, but instead reflects the fee rate for the actual period during which OVS managed assets for MAF. Had the effective fee rate been annualized, it would have been 3.18%.

The fund has entered an agreement with State Street Global Markets (SSGM) pursuant to which SSGM acts as a trading advisor with respect to a portion of the fund's assets. For these services, the fund pays 0.01% on the month-end balance of such fund assets. SSGM does not provide investment advice or exercise discretion over the fund's assets. Fees for such services paid to SSGM are reflected as money manager fees on the Statement of Operations.

With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to the fund under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIP has designated an employee of TAS as its Chief Compliance Officer (“CCO”). For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets.

TIP's board of directors, all of whom are considered “disinterested directors” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board of directors, received compensation of $24,383 from MAF for the period ended June 30, 2014, for service as independent chair.

5.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2014, were as follows:

	Purchases	Sales
Non-US Government Securities	$1,952,994,581	$2,023,934,364
US Government Securities	$394,105,200	$426,341,744

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

6.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2014, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at June 30, 2014, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$652,621,389	$(239,463,926)	$413,157,463	$6,295,005,601

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2014.

7.  Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest. Certain transactions are not considered to be collateralized fully either because the value of the securities received from the counterparty is less than the repurchase price thereof or the fund elects to use the securities received for another purpose and therefore does not maintain a perfected security interest in the securities. In some instances, the collateral obtained as part of the repurchase agreement may then be borrowed to settle a short sale trade. Such transactions afford an opportunity for the fund to pay or receive the market return on the security received as collateral in the repurchase agreement. At the end of the repurchase agreement, the fund is obligated to return this borrowed collateral to the counterparty and thus will close out the short position by buying back the collateral in the market.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements (generally, those that are collateralized fully), in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. In addition, to the extent that the value of the securities received from the counterparty on a repurchase transaction is less than the repurchase price, the fund may suffer a loss of that amount in the event of the bankruptcy of the counterparty. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at June 30, 2014, were as follows:

Description	Face Value
Barclays Capital, Inc., 0.13%, dated 06/30/14, to be repurchased on 07/07/14 at $4,076,412	$4,076,309
JP Morgan Securities, Inc., 0.10%, dated 06/24/14, to be repurchased on 07/01/14 at $104,942,171	104,940,130
Total	$109,016,439

For the period ended June 30, 2014, the average balance outstanding was $98,526,341 and the average interest rate was 0.08%.

The following table presents the fund's repurchase agreements net of amounts available for offset and net of the related collateral received by the fund as of June 30, 2014:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral	Net Amount
Barclays Capital, Inc.	$224,078,033	$(4,076,309)	$(220,001,724)	$—
Deutsche Bank Securities, Inc.	171,129,876	—	(168,748,875)	2,381,001
JP Morgan Securities, Inc.	166,174,625	(104,940,130)	(61,234,495)	—
Fixed Income Clearing Corp.	159,395,596	—	(159,395,596)	—
Wells Fargo Securities, LLC	87,210,000	—	(85,660,313)	1,549,687
Total	$807,988,130	$(109,016,439)	$(695,041,003)	$3,930,688

The following table presents the fund's reverse repurchase agreements net of amounts available for offset and net of the related collateral pledged by the fund as of June 30, 2014:

Counterparty	Liabilities Subject to a Netting Provision or Similar Arrangment	Assets Available for Offset	Collateral Pledged	Net Amount
Barclays Capital, Inc.	$4,076,309	$(4,076,309)	$—	$—
JP Morgan Securities, Inc.	104,940,130	(104,940,130)	—	—
Total	$109,016,439	$(109,016,439)	$—	$—

Please see Note 3, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

8.  Capital Share Transactions

While there are no sales commissions (loads) or 12b-1 fees, MAF assesses entry and exit fees of 0.50% of capital invested or redeemed. These fees, which are paid to the fund directly, not to TAS or other vendors supplying services to the fund, are designed to allocate transaction costs associated with purchases and redemptions of the fund shares to the members actually making such transactions, rather than the fund’s other members. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the fund and included in proceeds from shares sold or deducted from distributions for redemptions.

9.  Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

10.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the fund's financial statements.

TIFF Short-Term Fund
June 30, 2014
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expense Paid During the Period* 1/1/14 – 6/30/14
1) Actual	$1,000.00	$1,000.00	$1.04
2) Hypothetical	$1,000.00	$1,023.75	$1.05
*	Expenses are equal to the fund’s annualized expense ratio of 0.21% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TIFF Short-Term Fund
June 30, 2014
Financial Highlights

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009
For a share outstanding throughout each period
Net asset value, beginning of period	$9.89		$9.90	$9.90		$9.90		$9.90		$9.89
Income (loss) from investment operations
Net investment income (loss)	(0.01)		(0.01)	(0.01)		(0.01)		0.00	(a)	0.01
Net realized and unrealized gain on investments	0.01		0.00 (a)	0.01		0.01		0.00	(a)	0.01
Total from investment operations	—		(0.01)	(0.00)		(0.00)		0.00		0.02
Less distributions from
Net investment income	—		—	—		—		(0.00	)(a)	(0.01)
Net asset value, end of period	$9.89		$9.89	$9.90		$9.90		$9.90		$9.90
Total return (b)	(0.00	)%(c)(e)	(0.10)%	(0.00	)%(e)	0.00	%(d)	0.03%		0.24%
Ratios/supplemental data
Net assets, end of period (000s)	$104,140		$148,294	$136,549		$159,290		$208,986		$239,425
Ratio of expenses to average net assets, after waivers	0.21	%(f)	0.20%	0.20%		0.18%		0.16%		0.17%
Ratio of net investment income (loss) to average net assets	(0.13	)%(f)	(0.11)%	(0.09)%		(0.06)%		0.01%		0.14%
Portfolio turnover (g)	—%		—%	—%		—%		—%		—%

(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	Not annualized.
(d)	Rounds to less than 0.01%.
(e)	The actual return is (0.001)%, which rounds to (0.00)%.
(f)	Annualized.
(g)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded by definition from the calculation of portfolio turnover, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
June 30, 2014
Summary Schedule of Investments (Unaudited)

Short-Term Investments	100.4%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Net Assets	100.0%

TIFF Short-Term Fund / Schedule of Investments (unaudited)
June 30, 2014

	Principal Amount	Value
Investments — 100.4% of net assets
Short-Term Investments — 100.4%
Repurchase Agreement Used for Cash Management Purposes — 2.5%
Fixed Income Clearing Corp. 0.000%, issued on 06/30/14, due on 07/01/14 (proceeds at maturity $2,589,743) (collateralized by US Treasury Notes, due 02/15/19 through 05/15/41 with a total principal value of $2,390,000 and a total market value of $2,643,350) (Cost $2,589,743)	$2,589,743	$2,589,743
US Treasury Bills (a) — 97.9%
US Treasury Bill, due on 07/03/14	1,000,000	999,995
US Treasury Bill, due on 07/17/14	1,000,000	999,972
US Treasury Bill, due on 10/02/14	5,000,000	4,999,485
US Treasury Bill, due on10/23/14	2,000,000	1,999,762

	Principal Amount	Value
US Treasury Bill, due on 10/30/14 (a)	$25,000,000	$24,996,850
US Treasury Bill, due on 11/06/14 (a)	10,000,000	9,998,400
US Treasury Bill, due on 11/28/14 (a)	10,000,000	9,997,710
US Treasury Bill, due on 12/04/14 (a)	24,000,000	23,994,792
US Treasury Bill, due on 12/11/14 (a)	2,000,000	1,999,548
US Treasury Bill, due on 12/18/14 (a)	22,000,000	21,994,808
Total US Treasury Bills (Cost $101,978,635)		101,981,322
Total Short-Term Investments (Cost $104,568,378)		104,571,065
Total Investments — 100.4% (Cost $104,568,378)		104,571,065
Liabilities in Excess of Other Assets — (0.4)%		(431,234)
Net Assets — 100.0%		$104,139,831
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2014
Assets
Investments in securities, at value (cost: $101,978,635)	$101,981,322
Repurchase agreements (cost: $2,589,743)	2,589,743
Total investments (cost: $104,568,378)	104,571,065
Receivables:
Investment securities sold	4,999,982
Capital stock sold	684,650
Total Assets	110,255,697
Liabilities
Payables:
Capital stock redeemed	6,065,000
Accrued expenses and other liabilities	46,813
Investment advisory and administrative fees	4,053
Total Liabilities	6,115,866
Net Assets	$104,139,831
Shares Outstanding (500,000,000 authorized shares, par value $0.001)	10,531,916
Net Asset Value Per Share	$9.89
Net Assets Consist of:
Capital stock	$104,383,884
Accumulated net investment loss	(79,267)
Accumulated net realized loss on investments	(167,473)
Net unrealized appreciation on investments	2,687
$104,139,831

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2014
Investment Income
Interest	$47,972
Total Investment Income	47,972
Expenses
Fund administration fees	48,527
Professional fees	25,273
Investment advisory fees	17,997
Administrative fees	5,999
Chief compliance officer fees	1,807
Miscellaneous fees and other	27,636
Total Expenses	127,239
Net Investment Loss	(79,267)
Net Realized Gain (Loss) from:
Investments	20,564
Net Realized Gain	20,564
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,809)
Net Realized and Unrealized Gain on Investments	10,755
Net Decrease in Net Assets Resulting from Operations	$(68,512)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From Operations
Net investment loss	$(79,267)	$(149,551)
Net realized gain (loss) on investments	20,564	18,876
Net change in unrealized appreciation (depreciation) on investments	(9,809)	2,645
Net Decrease in Net Assets Resulting from Operations	(68,512)	(128,030)
Distributions
From net investment income	—	—
Decrease in Net Assets Resulting from Distributions	—	—
Capital Share Transactions
Proceeds from shares sold	85,920,297	254,477,564
Proceeds from distributions reinvested	—	—
Cost of shares redeemed	(130,005,665)	(242,605,117)
Net Increase (Decrease) From Capital Share Transactions	(44,085,368)	11,872,447
Total Increase (Decrease) in Net Assets	(44,153,880)	11,744,417
Net Assets
Beginning of period	148,293,711	136,549,294
End of period	$104,139,831	$148,293,711
Including accumulated net investment income (loss)	$(79,267)	$—
Capital Share Transactions (in shares)
Shares sold	8,687,593	25,713,417
Shares reinvested	—	—
Shares redeemed	(13,145,163)	(24,514,174)
Net Increase (Decrease)	(4,457,570)	1,199,243

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2014
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$(68,512)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Purchase)/Sale of short term investments, net	39,006,216
Decrease in accrued expenses and other liabilities	(27,860)
Decrease in investment advisory and administrative fees payable	(968)
Net realized (gain) loss from investments	(20,564)
Net change in unrealized (appreciation) depreciation on investments	9,809
Net cash provided by (used in) operating activities	38,898,121
Cash flows provided by (used in) financing activities
Proceeds from shares sold	85,235,647
Payment for shares redeemed	(124,133,768)
Net cash provided by (used in) financing activities	(38,898,121)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

1.  Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2014, TIP consisted of two mutual funds. The financial statements and notes presented here relate only to TIFF Short-Term Fund (“STF” or the “fund”).

Investment Objective

STF’s investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending June 30, 2014, all of the fund’s investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis.

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2010 - December 31, 2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Expenses

Expenses directly attributable to STF are charged to that fund’s operations; expenses that are applicable to all TIP funds are allocated among them based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the policy of the fund to declare dividends, if any, from net investment income monthly and capital gains distributions at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the fund’s assets, less its liabilities, by the number of outstanding shares of the fund.

3.  Investment Advisory and Other Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved an investment advisory agreement with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.03%
On the next $1 billion	0.02%
On the remainder (> $2 billion)	0.01%

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to TIP under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.01% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIP has designated an employee of TAS as its Chief Compliance Officer (“CCO”). For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. STF pays a pro rata portion of such costs based on its share of TIP’s net assets.

TIP’s board of directors, all of whom are considered “disinterested directors” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board of directors, received compensation of $585 from STF for the period ended June 30, 2014, for service as independent chair.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)
June 30, 2014

4.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2014, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at June 30, 2014, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$2,789	$(102)	$2,687	$104,568,378

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2014.

5.  Repurchase Agreements

The fund will engage in repurchase transactions with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

6.  Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

7.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the fund’s financial statements.

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Additional Information (Unaudited)
June 30, 2014

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (``SEC”) at http://www.sec.gov. Information regarding how the TIP fund voted proxies relating to portfolio securities during the most recent 12-month year ended December 31 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

Additional Information (Unaudited)
June 30, 2014

Approval of the Advisory Agreements and Money Manager Agreements (Unaudited)

During an in-person meeting held on June 25, 2014, the board of directors of TIFF Investment Program, Inc. (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “directors”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review of the investment advisory agreements between each of the TIP funds and TIFF Advisory Services, Inc. (“TAS”) (“Investment Advisory Agreements”), the advisor to TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Short-Term Fund (“Short-Term Fund”), as well as the money manager agreements between Multi-Asset Fund and each of the current money managers (as sub-advisors) (“Money Manager Agreements”)1. With respect to the Money Manager Agreements, the Board considered the Money Manager Agreement with Lansdowne Partners Limited Partnership (“Lansdowne”) (“Current Lansdowne Manager Agreement”), as well as a new Money Manager Agreement, to be effective on or about July 1, 2014, between Lansdowne Partners (UK) LLP (“Lansdowne UK”) (“New Lansdowne Manager Agreement”), due to an upcoming change of control of Lansdowne resulting from an organizational restructuring. The nature, extent and quality of services and the personnel performing such services, as well as the fees payable, were not expected to change under the New Lansdowne Manager Agreement. The Investment Advisory Agreements and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund and Short-Term Fund may be referred to individually as a “Fund” and collectively as the “Funds.”

The Board requested and received information from TAS and the money managers in advance of the meeting, which the directors reviewed separately in executive sessions with their independent legal counsel both in a teleconference held June 18, 2014 and in connection with the June 25 in-person meeting. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and with respect to TAS, profitability. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and the factors the Board should consider in its evaluation of the Advisory Agreements; (2) responses by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel requesting information necessary for the directors’ evaluation of the Advisory Agreements; (3) a Lipper Inc. (“Lipper”) report comparing the performance of each Fund to the performance of its applicable peer groups, and comparing each Fund’s advisory fees and expenses to those of its respective peer groups; (4) additional information from TAS regarding the fees charged by TAS to each Fund; (5) money manager profiles detailing the individual portfolio managers, fee schedules, and fees paid to each money manager, and an advisor profile detailing similar information for TAS; (6) the ten highest aggregate brokerage commissions report by manager for the year ended December 31, 2013; and (7) certain financial statements from TAS as of March 31, 2014 and for the year ended December 31, 2013.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as the Funds’ performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the directors’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across managers and asset classes, managing certain asset

[1]	The money managers include: AJO, LP; Amundi Smith Breeden, LLC; Brookfield Investment Management, Inc.; Lansdowne Partners Limited Partnership; Marathon Asset Management, LLP; Mission Value Partners, LLC; Mondrian Investment Partners Limited; Shapiro Capital Management, LLC; and Southeastern Asset Management, Inc.

Additional Information (Unaudited)
June 30, 2014
types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities. The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.In addition, with respect to the New Lansdowne Manager Agreement, the Board considered the reasons for and expected benefits of Lansdowne’s restructuring, and the fact that the nature, quality and extent of services to be provided by Lansdowne UK, and the personnel providing such services, are not expected to change under the New Lansdowne Manager Agreement.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers is affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

TIFF Multi-Asset Fund Performance, Fees, and Expenses

By way of introduction, Multi-Asset Fund operates on a “multi-manager” basis, which means that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to TIP. Each of the money managers is identified in the list below. TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining the appropriate manner in which to allocate assets among money managers. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that the Funds’ performance was acceptable and that the Funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

Money Managers and Benchmarks:	AJO, LP S&P 500 Index
Amundi Smith Breeden, LLC
Barclays US Government Inflation-Linked Bonds Index,
BofA Merrill Lynch U.S. Dollar 1-month LIBOR Index,
and a Blended Index consisting of
30% Barclays US 5-year Breakeven Index,
50% Barclays US 10-year Breakeven Index, and
20% Barclays US 30-year Breakeven Index
Brookfield Investment Management, Inc. FTSE EPRA/NAREIT Developed Index, MSCI US REIT Total Return Index (prior to 1/1/2013)

Additional Information (Unaudited)
June 30, 2014

Lansdowne Partners Limited Partnership (effective as of July 1, 2014, known as Lansdowne Partners (UK) LLP) MSCI World Index
Marathon Asset Management, LLP MSCI All Country World Index[2], MSCI Europe, Australasia, Far East (EAFE) Index
Mission Value Partners, LLC US CPI Urban Consumers Index plus a specified spread
Mondrian Investment Partners Limited MSCI All Country World Index
Shapiro Capital Management, LLC Russell 2000 Index
Southeastern Asset Management, Inc. MSCI All Country World Index

The Board reviewed Multi-Asset Fund’s performance against its benchmarks (the MAF Constructed Index, based on the normal allocation to each asset class, the 65/35 Mix3, and the Consumer Price Index (“CPI”) + 5% per annum), and two Lipper peer groups. The first Lipper peer group consisted of Multi-Asset Fund and all retail and institutional global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer universe”), and the second Lipper peer group consisted of Multi-Asset Fund and eleven other global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer group”). Only institutional funds were considered for inclusion in the Lipper MAF peer group. The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns exceeded the MAF Constructed Index and the CPI + 5% benchmark for the one-, three-, five-, and ten-year periods ended March 31, 2014. Multi-Asset Fund’s returns exceeded the 65/35 Mix for the three-, five-, and ten-year periods ended March 31, 2014, but lagged slightly the 65/35 Mix for the one-year period ended March 31, 2014, due in part to MAF’s underweight to global equities during the year. Multi-Asset Fund’s returns exceeded the average of the Lipper MAF peer universe for the one-, three-, five-, and ten-year periods ended March 31, 2014. Multi-Asset Fund’s returns also exceeded the average of the Lipper MAF peer group for the one-, three- and five-year periods ended March 31, 2014, but lagged slightly the average of the Lipper MAF peer group for the ten-year period ended March 31, 2014. Multi-Asset Fund exceeded the median of the Lipper MAF peer group for the five-year period ended March 31, 2014, but lagged the median of the Lipper MAF peer group for the one-, three-, and ten-year periods ended March 31, 2014.

The Board also reviewed the fees and expenses of Multi-Asset Fund against selected funds within two peer groups (consisting only of institutional funds) provided by Lipper. The first Lipper expense group (the “MAF expense group”) consisted of Multi-Asset Fund and eleven other global flexible portfolio funds as classified by Lipper; the second Lipper expense group (the “MAF expense universe”) consisted of Multi-Asset Fund, the MAF expense group, and all other institutional global flexible portfolio funds, excluding outliers. The report showed that the actual advisory fees of Multi-Asset Fund were above the median and the average for the MAF expense group for the latest fiscal year. The directors noted that MAF makes substantial use of performance-based fee arrangements, and that several of the Fund’s money managers significantly out-performed their benchmarks for the past year, contributing to the higher advisory fees. The total expenses of Multi-Asset Fund, both including and excluding the underlying fund expenses of the Fund, exceeded the median and the average of the MAF expense group, were below the average of the MAF expense universe excluding underlying fund expenses, and exceeded the average of the MAF expense universe including the underlying fund expenses for the latest fiscal year. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds have good performance. In addition, certain acquired funds use

[2]	Effective as of April 1, 2014, the account managed to the MSCI All Country World Index was transitioned to an MSCI Emerging Markets Index mandate.
[3]	The 65/35 Mix is comprised of 65% MSCI All Country World Index and 35% Barclays US Aggregate Bond Index.

Additional Information (Unaudited)
June 30, 2014

investment strategies, such as short sales, that generate investment expenses that are included in Multi-Asset Fund’s expense ratio, contributing to higher total expenses for MAF. The Board was persuaded that the acquired funds’ contributions to MAF’s overall performance offset the higher fees and expenses resulting from such investments.

With respect to the New Lansdowne Manager Agreement, the Board noted that the fees payable under the New Lansdowne Manager Agreement are the same as those payable under the Current Lansdowne Manager Agreement in all material respects.

The Board reviewed and discussed the TAS fee schedule and the fee schedules of the money managers, noting that the each of the money managers had an asset-based fee arrangement, a performance-based fee arrangement, or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. The Board noted that in 2013, Southeastern Asset Management, Inc. amended its fee structure to provide breakpoints, which reduced the fees for Multi-Asset Fund. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interest with those of Multi-Asset Fund’s members.

TIFF Short-Term Fund Performance, Fees, and Expenses

The Board reviewed Short-Term Fund’s performance against its benchmarks (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”) and the same Index less 50 basis points per annum), and two Lipper peer groups. The first Lipper peer group consisted of Short-Term Fund and all retail and institutional ultra-short obligation funds as classified by Lipper (the “Lipper STF peer universe”), and the second Lipper peer group consisted of Short-Term Fund and ten other ultra-short obligation funds as classified by Lipper (the “Lipper STF peer group”). Only institutional funds were included in this group. The Board considered TAS’s internal management of Short-Term Fund since 2004. Short-Term Fund underperformed the Index, which does not reflect any fees or expenses, for the one-, three-, five-, and ten-year, periods ended March 31, 2014, and outperformed the same Index less 50 basis points per annum for the same periods. Short-Term Fund’s returns lagged the average of the Lipper STF peer universe and the median and the average of the Lipper STF peer group for the one-, three-, five-, and ten-year periods ended March 31, 2014. The Board noted that Short-Term Fund typically invests substantially all of its assets in US Treasury bills and normally maintains a duration of approximately six months. In contrast, the Lipper STF peer group and peer universe used for comparison purposes, which closely match Short-Term Fund in certain respects, include funds that do not limit their investments to US Treasury bills and may maintain portfolio dollar-weighted average maturities up to 365 days.

The Board also reviewed the fees and expenses of Short-Term Fund against selected funds within two peer groups (consisting only of institutional funds) provided by Lipper. The first expense group (the “STF expense group”) consisted of Short-Term Fund and ten other ultra-short obligation funds as classified by Lipper; the second expense group (the “STF expense universe”) consisted of Short-Term Fund, the STF expense group, and all other institutional ultra-short obligation funds as classified by Lipper, excluding outliers. The Board noted that the actual advisory fee and total expenses of Short-Term Fund were well below both the median and the average of the STF expense group and the average of the STF expense universe. The Board noted that TAS’s fee schedule included breakpoints that could enable Short-Term Fund to benefit from economies of scale should the Fund’s assets grow.

Results of Review of Advisory Agreements

After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted at a meeting held June 25, 2014, to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements for another year with respect to both Multi-Asset Fund and Short-Term Fund. The Board also voted to initially approve the New Lansdowne Manager Agreement. The Board based its evaluation on the material factors presented to it at the meeting and discussed herein, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the

Additional Information (Unaudited)
June 30, 2014

Funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) in the case of the Multi-Asset Fund, the contribution of each money manager towards the overall performance of the Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.

Prior to a vote being taken to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements, and to initially approve the New Lansdowne Manager Agreement, the directors met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the directors were advised by their independent legal counsel. The directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The directors concluded that the Advisory Agreements were reasonable, fair, and in the best interests of the Funds and their members, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements for another year, and initially approve the New Lansdowne Manager Agreement, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

Directors and Principal Officers (Unaudited)

The board of directors of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among responsibilities of the board of directors are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new directors; and electing TIP officers.

Each director serves the fund until his or her termination, or until the director’s retirement, resignation, or death, or otherwise as specified in TIP’s Bylaws. The table on these two pages shows information for each director and executive officer of the fund. The mailing address of the directors and officers is 170 N. Radnor Chester Road, Suite 300, Radnor, PA, 19087.

The Statement of Additional Information has additional information regarding the board of directors. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov.

Independent Directors

William McCalpin
Born 1957 Director since February 2008 Board Chair since 2008 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Chief Executive Officer, Imprint Capital Advisors LLC (2013 – Present). Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – present).
Chair of the Board of Trustees of The Janus Funds (2008 – present). Other Directorships: The Janus Funds, FB Heron Foundation.
N.P. “Narv” Narvekar
Born 1962 Director since January 2010 2 funds overseen	Principal Occupation(s) During the Past Five Years:
President and CEO, The Columbia Investment Management Company, which manages Columbia University’s endowment.
Other Directorships: The Chapin School.
Craig R. Carnaroli
Born 1963 Director since January 2012 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Executive Vice President, University of Pennsylvania
Other Directorships: Philadelphia Industrial Development Corporation, Greater Philadelphia Tourism and Marketing Corporation, The Connelly Foundation.
Amy B. Coleman
Born 1967 Director since September 2013 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Vice President and Chief Financial Officer, The Kresge Foundation Other Directorships: Foundation Financial Officers Group, Council of Michigan Foundations, Mt. Clemons Montessori Academy, Member of the Detroit Riverfront Conservancy Audit Committee.

Directors and Principal Officers (Unaudited)

Principal Officers

Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc.; President and CEO,
TIFF Investment Program, Inc.
Directorships: TIFF Advisory Services, Inc., Mercy Investment Services, Inc., The Nelson Foundation.
Laurence H. Lebowitz
Born 1960 Vice President and CIO since September 2010	Principal Occupation(s) During the Past Five Years:
President/Chief Investment Officer, TIFF Advisory Services, Inc. (2010 – present). Chairman/Managing Director, HBK Capital Management (1992 – 2009).
Directorships: TIFF Advisory Services, Inc.
Dawn I. Lezon
Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006 – December 2008)	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc.
Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc.
Richelle S. Maestro
Born 1957 Vice President and Chief Legal Officer since March 2006, Secretary since December 2011	Principal Occupation(s) During the Past Five Years: Vice President/General Counsel, TIFF Advisory Services, Inc. Secretary, TIFF Advisory Services, Inc. (2011 – present)
Christian A. Szautner
Born 1972 CCO since July 2008	Principal Occupation(s) During the Past Five Years: Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc.

TIFF Investment Program

MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS

TIFF Multi-Asset Fund
AJO, LP
Amundi Smith Breeden LLC
Brookfield Investment Management Inc.
Canyon Capital Advisors LLC (AF)
Convexity Capital Management LP (AF)
Farallon Capital Management, LLC (AF)
Glenhill Capital Advisors, LLC
Lansdowne Partners Limited Partnership
Lansdowne Partners Limited (AF)
Lone Pine Capital LLC (AF)
Marathon Asset Management, LLP
Mission Value Partners, LLC
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group (AF)
QVT Financial LP (AF)
Shapiro Capital Management LLC
Sleep, Zakaria & Company, Ltd. (AF)
Southeastern Asset Management, Inc.
TIFF Advisory Services, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

ADVISOR TIFF Advisory Services, Inc.

170 N. Radnor Chester Road
Suite 300
Radnor, PA 19087
phone    610-684-8200
fax         610-684-8210

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
One Commerce Square
Suite 700
2005 Market Street
Philadelphia, PA 19103

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The summary prospectus and full prospectus contains this and other information about the funds. The prospectuses may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF’s website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedure for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certifications of the Chief Executive Officer and the Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program, Inc.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	08/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	08/27/2014

By (Signature and Title)	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer
Date	08/27/2014